UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Lifecycle Long Range Fund
	Shares	Value ($)
Common Stocks 54.6%
Consumer Discretionary 5.6%
Auto Components 0.7%
Autoliv, Inc.	8,804	690,674
BorgWarner, Inc.* (b)	12,058	974,166
Bridgestone Corp.	900	20,713
Compagnie Generale des Etablissements Michelin "B"	157	15,355
Continental AG*	3,130	328,632
Denso Corp.	700	25,990
Magna International, Inc. "A"	1,900	102,737
Minth Group Ltd.	177,950	288,773
Nippon Seiki Co., Ltd.	16,700	221,536
Pirelli & C. SpA	2,217	23,956
TRW Automotive Holdings Corp.*	20,957	1,237,092

		3,929,624
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	966	96,258
Daimler AG (Registered)	2,605	196,055
Fiat SpA	5,852	64,247
Ford Motor Co.*	8,700	119,973
Honda Motor Co., Ltd.	9,294	358,224
Nissan Motor Co., Ltd.	2,500	26,243
Toyota Motor Corp.	3,100	130,519
Volkswagen AG	90	16,535

		1,008,054
Distributors 0.1%
Genuine Parts Co.	11,278	613,523
Jardine Cycle & Carriage Ltd.	1,000	35,147
Li & Fung Ltd.	74,000	148,831

		797,501
Diversified Consumer Services 0.1%
H&R Block, Inc.	54,203	869,416
Hotels Restaurants & Leisure 1.2%
Autogrill SpA	1,184	15,553
Bwin.Party Digital Entertainment PLC*	30,022	72,417
Carnival Corp.	26,185	985,342
Chipotle Mexican Grill, Inc.*	1,800	554,742
Compass Group PLC	3,075	29,662
Crown Ltd.	4,710	45,224
Darden Restaurants, Inc.	15,686	780,535
Domino's Pizza UK & IRL PLC	21,518	139,424
Genting Singapore PLC*	75,000	118,349
McDonald's Corp.	17,234	1,453,171
Paddy Power PLC	6,279	341,244
REXLot Holdings Ltd.	2,365,162	228,740
Sands China Ltd.*	8,800	23,863
Shangri-La Asia Ltd.	8,000	19,744
Starwood Hotels & Resorts Worldwide, Inc.	17,224	965,233
TABCORP Holdings Ltd.	3,940	13,956
Tatts Group Ltd.	11,254	29,039
Tim Hortons, Inc.	1,500	73,239
Trump Entertainment Resorts, Inc.*	4	73
Wynn Macau Ltd.	5,200	17,166
Wynn Resorts Ltd.	6,900	990,426

		6,897,142
Household Durables 0.2%
Electrolux AB "B"	641	15,295
Hajime Construction Co., Ltd.	6,413	169,638
Jarden Corp.	3,625	125,099
Panasonic Corp.	3,400	41,547
Sony Corp.	1,300	34,410
Tempur-Pedic International, Inc.*	8,000	542,560

		928,549
Internet & Catalog Retail 0.2%
Priceline.com, Inc.*	2,200	1,126,246
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	10,183	340,175
Media 1.0%
Aegis Group PLC	46,062	118,227
British Sky Broadcasting Group PLC	1,807	24,542
CBS Corp. "B"	73,400	2,091,166
Charm Communications, Inc. (ADR)*	11,525	137,147
Comcast Corp. "A" (b)	62,200	1,576,148
Dex One Corp.*	360	911
Fairfax Media Ltd.	18,551	19,594
JC Decaux SA*	6,769	216,842
Kabel Deutschland Holding AG*	213	13,096
Mediaset Espana Comunicacion SA	1,471	12,781
Mediaset SpA	4,536	21,326
Modern Times Group "B"	172	11,365
News Corp. "A"	58,452	1,034,600
Pearson PLC	1,330	25,194
Reed Elsevier NV	15,147	203,417
Reed Elsevier PLC	2,143	19,489
Shaw Communications, Inc. "B"	3,200	72,962
Singapore Press Holdings Ltd.	15,000	47,676
SuperMedia, Inc.*	67	251
Thomson Reuters Corp.	3,002	112,709
Virgin Media, Inc.	7,000	209,510
Vivendi	1,177	32,731
Wolters Kluwer NV	6,535	144,812
WPP PLC	1,959	24,526
Yellow Media, Inc.	5,000	12,442

		6,183,464
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"	700	45,798
Dollar General Corp.*	10,417	353,032
Macy's, Inc.	33,200	970,768
Marks & Spencer Group PLC	2,989	17,338
Nordstrom, Inc.	12,754	598,673

		1,985,609
Specialty Retail 1.1%
Aaron's, Inc.	41,900	1,184,094
Advance Auto Parts, Inc.	3,211	187,811
Aeropostale, Inc.*	8,388	146,790
AutoZone, Inc.*	1,693	499,181
Best Buy Co., Inc.	10,553	331,470
Dick's Sporting Goods, Inc.*	18,144	697,637
Esprit Holdings Ltd.	3,887	12,108
Foot Locker, Inc.	1,400	33,264
Guess?, Inc.	4,559	191,751
Hennes & Mauritz AB "B"	5,942	204,785
hhgregg, Inc.* (b)	7,193	96,386
Industria de Diseno Textil SA	2,868	261,897
Kingfisher PLC	4,711	20,204
L'Occitane International SA*	48,612	130,149
Limited Brands, Inc. (b)	55,206	2,122,671
Tractor Supply Co.	6,400	428,032
Urban Outfitters, Inc.*	5,986	168,506

		6,716,736
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	578	45,847
Burberry Group PLC	8,393	195,137
Compagnie Financiere Richemont SA "A"	1,306	85,521
Deckers Outdoor Corp.*	4,401	387,904
Gildan Activewear, Inc.	1,000	35,243
Luxottica Group SpA	5,140	164,767
LVMH Moet Hennessy Louis Vuitton SA	182	32,756
NIKE, Inc. "B"	13,409	1,206,542
Swatch Group AG (Bearer)	88	44,399
Yue Yuen Industrial (Holdings) Ltd.	5,000	15,949

		2,214,065
Consumer Staples 4.8%
Beverages 0.9%
Anheuser-Busch InBev NV	6,090	353,129
Asahi Breweries Ltd.	2,300	46,344
C&C Group PLC	54,757	284,960
Carlsberg AS "B"	4,381	476,713
Central European Distribution Corp.*	3,490	39,088
Coca-Cola Amatil Ltd.	1,082	13,276
Coca-Cola Co.	200	13,458
Coca-Cola Enterprises, Inc.	37,700	1,100,086
Diageo PLC	2,016	41,191
Foster's Group Ltd.	23,048	127,592
Heineken Holding NV	583	29,834
Heineken NV	15,102	908,340
Kirin Holdings Co., Ltd.	5,000	69,906
PepsiCo, Inc. (b)	28,312	1,994,014
Pernod Ricard SA	704	69,395
SABMiller PLC	640	23,333
Treasury Wine Estates*	6,400	23,339

		5,613,998
Food & Staples Retailing 1.2%
Aeon Co., Ltd.	4,000	48,278
Alimentation Couche-Tard, Inc. "B"	1,500	43,735
Carrefour SA*	1,940	79,677
Casino Guichard-Perrachon SA	263	24,791
Colruyt SA	270	13,504
Costco Wholesale Corp.	11,310	918,824
CVS Caremark Corp.	30,281	1,137,960
Delhaize Group	237	17,769
Empire Co., Ltd. "A"	300	17,388
FamilyMart Co., Ltd.	400	14,703
George Weston Ltd.	600	43,511
Koninklijke Ahold NV	5,711	76,742
Kroger Co.	42,456	1,052,909
Lawson, Inc.	400	21,008
Loblaw Companies Ltd.	1,200	48,463
Metro AG	1,423	86,143
Metro, Inc. "A"	1,100	54,735
Olam International Ltd.	15,000	33,357
Seven & I Holdings Co., Ltd.	4,500	121,058
Shoppers Drug Mart Corp.	2,400	98,792
Tesco PLC	53,168	343,385
Wal-Mart Stores, Inc.	24,520	1,302,993
Wesfarmers Ltd.	5,358	183,620
Whole Foods Market, Inc.	20,006	1,269,381
William Morrison Supermarkets PLC	22,700	108,464
Woolworths Ltd.	11,658	347,637

		7,508,827
Food Products 1.4%
Ajinomoto Co., Inc.	4,000	47,567
Bunge Ltd.	100	6,895
DANONE SA	1,909	142,439
Diamond Foods, Inc. (b)	5,035	384,372
General Mills, Inc.	14,046	522,792
Golden Agri-Resources Ltd.	341,000	189,508
Green Mountain Coffee Roasters, Inc.* (b)	2,679	239,128
Hormel Foods Corp.	24,300	724,383
Kellogg Co.	31,049	1,717,631
Mead Johnson Nutrition Co.	8,918	602,411
MEIJI Holdings Co., Ltd.	400	16,856
Nestle SA (Registered)	10,379	645,047
Nippon Meat Packers, Inc.	1,000	14,338
Nisshin Seifun Group, Inc.	1,000	12,494
Nissin Foods Holdings Co., Ltd.	400	14,557
Saputo, Inc.	1,500	72,337
Sara Lee Corp.	3,800	72,162
Smithfield Foods, Inc.*	20,800	454,896
Suedzucker AG	885	31,448
SunOpta, Inc.*	34,106	242,494
The JM Smucker Co.	6,600	504,504
Toyo Suisan Kaisha Ltd.	1,000	23,636
Tyson Foods, Inc. "A"	46,400	901,088
Unilever NV (CVA)	6,862	224,799
Unilever PLC	5,240	169,099
Viterra, Inc.	4,200	45,638
Wilmar International Ltd.	20,000	88,426
Yakult Honsha Co., Ltd.	600	17,372
Yamazaki Baking Co., Ltd.	1,000	13,401

		8,141,718
Household Products 0.3%
Colgate-Palmolive Co.	5,400	472,014
Henkel AG & Co. KGaA	1,482	84,939
Procter & Gamble Co.	10,900	692,913
Reckitt Benckiser Group PLC	5,839	322,390
Unicharm Corp.	700	30,591

		1,602,847
Personal Products 0.3%
Beiersdorf AG	3,319	215,377
Estee Lauder Companies, Inc. "A"	3,300	347,127
Herbalife Ltd.	17,200	991,408
Kao Corp.	3,400	89,355
L'Oreal SA	825	107,155
Shiseido Co., Ltd.	2,000	37,403

		1,787,825
Tobacco 0.7%
Altria Group, Inc.	44,080	1,164,153
British American Tobacco PLC	1,729	75,788
Imperial Tobacco Group PLC	831	27,629
Japan Tobacco, Inc.	23	88,762
Philip Morris International, Inc.	40,620	2,712,198

		4,068,530
Energy 6.5%
Energy Equipment & Services 1.4%
Aker Solutions ASA	574	11,491
AMEC PLC	7,312	127,782
Complete Production Services, Inc.*	6,037	201,394
Dresser-Rand Group, Inc.*	3,897	209,464
Fugro NV (CVA)	976	70,375
Halliburton Co.	9,501	484,551
John Wood Group PLC	21,494	223,489
Lamprell PLC	32,603	197,496
McDermott International, Inc.*	6,200	122,822
National Oilwell Varco, Inc.	22,518	1,761,133
Noble Corp.	21,619	852,005
Oil States International, Inc.*	7,839	626,414
Patterson-UTI Energy, Inc.	9,000	284,490
Prosafe SE	15,637	117,728
Saipem SpA	652	33,662
SBM Offshore NV	13,810	365,310
Schlumberger Ltd. (b)	12,622	1,090,541
SEACOR Holdings, Inc.	4,200	419,832
Seadrill Ltd.	5,356	188,536
Technip SA	2,774	297,147
Tecnicas Reunidas SA	2,019	103,897
Tenaris SA	1,132	25,846
Transocean Ltd.	9,718	627,394
WorleyParsons Ltd.	549	16,669

		8,459,468
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	12,316	945,376
Approach Resources, Inc.*	5,167	117,136
BG Group PLC	1,332	30,231
BP PLC	127,154	936,870
Canadian Natural Resources Ltd. (c)	19,355	810,200
Canadian Natural Resources Ltd. (c)	600	25,152
Cenovus Energy, Inc.	500	18,871
Chevron Corp.	47,351	4,869,577
Cloud Peak Energy, Inc.*	6,319	134,595
ConocoPhillips	48,502	3,646,865
Enbridge, Inc.	400	13,006
EnCana Corp.	500	15,439
Eni SpA	4,703	111,492
EOG Resources, Inc. (b)	9,544	997,825
Exxon Mobil Corp.	44,872	3,651,683
Holly Corp.	16,000	1,110,400
Idemitsu Kosan Co., Ltd.	200	21,362
Imperial Oil Ltd.	300	13,973
INPEX Corp.	49	361,754
JX Holdings, Inc.	9,500	64,152
Marathon Oil Corp.	78,105	4,114,571
Murphy Oil Corp.	200	13,132
Nexen, Inc.	27,879	627,278
Northern Oil & Gas, Inc.* (b)	5,569	123,353
Occidental Petroleum Corp.	20,264	2,108,267
Origin Energy Ltd.	11,083	188,466
Plains Exploration & Production Co.*	13,220	503,946
Repsol YPF SA	4,937	171,407
Royal Dutch Shell PLC "A"	1,552	55,301
Royal Dutch Shell PLC "B"	8,705	310,736
Santos Ltd.	2,578	37,565
Statoil ASA	3,722	94,244
Suncor Energy, Inc. (c)	884	34,647
Suncor Energy, Inc. (c)	27,489	1,074,820
Talisman Energy, Inc.	800	16,432
Tesoro Corp.*	40,500	927,855
TonenGeneral Sekiyu KK	2,000	24,592
Total SA	2,508	145,053
TransCanada Corp.	600	26,347
Ultra Petroleum Corp.*	2,495	114,271
Valero Energy Corp.	40,631	1,038,935
Woodside Petroleum Ltd.	4,465	196,959

		29,844,136
Financials 7.1%
Capital Markets 0.8%
Affiliated Managers Group, Inc.*	1,520	154,204
Ameriprise Financial, Inc.	7,028	405,375
Ashmore Group PLC	48,571	310,439
Charles Schwab Corp.	28,089	462,064
Credit Suisse Group AG (Registered)*	930	36,147
Daiwa Securities Group, Inc.	4,000	17,622
Franklin Resources, Inc.	1,600	210,064
ICAP PLC	15,672	118,928
Invesco Ltd.	17,300	404,820
Jefferies Group, Inc.	8,172	166,709
Lazard Ltd. "A"	3,212	119,165
Morgan Stanley	29,397	676,425
Nomura Holdings, Inc.	6,500	32,160
Partners Group Holding AG	1,395	246,898
T. Rowe Price Group, Inc. (b)	20,895	1,260,804
UBS AG (Registered)*	2,823	51,478
UOB-Kay Hian Holdings Ltd.	86,367	113,994
Waddell & Reed Financial, Inc. "A"	4,656	169,246

		4,956,542
Commercial Banks 1.5%
Alpha Bank AE*	5,530	27,946
Australia & New Zealand Banking Group Ltd.	6,275	148,194
Banco Bilbao Vizcaya Argentaria SA	3,701	43,378
Banco Santander SA	6,813	78,611
Bank of Cyprus PCL (c)	2,475	7,322
Bank of Cyprus PCL (c)	6,965	20,554
Bank of Montreal	500	31,806
Bank of Nova Scotia	1,000	60,242
Barclays PLC	3,017	12,419
BNP Paribas	555	42,805
BOC Hong Kong (Holdings) Ltd.	143,000	415,225
Canadian Imperial Bank of Commerce	400	31,583
Commerzbank AG*	4,613	19,836
Commonwealth Bank of Australia	655	36,865
Credit Agricole SA	699	10,513
Dah Sing Banking Group Ltd.	77,910	109,656
Danske Bank AS*	6,186	114,885
DBS Group Holdings Ltd.	5,000	59,848
Dexia SA*	3,720	11,575
DGB Financial Group, Inc.*	12,818	194,494
DnB NOR ASA	24,973	348,102
EFG Eurobank Ergasias*	4,272	20,102
Erste Group Bank AG	1,418	74,274
HSBC Holdings PLC	4,828	47,896
Intesa Sanpaolo	14,178	37,705
KBC Groep NV	1,082	42,502
Lloyds Banking Group PLC*	148,000	116,293
M&T Bank Corp.	6,600	580,470
Marshall & Ilsley Corp.	16,400	130,708
Mitsubishi UFJ Financial Group, Inc.	19,800	96,392
Mizuho Financial Group, Inc.	26,892	44,334
National Australia Bank Ltd.	10,521	290,278
National Bank of Canada	200	16,221
National Bank of Greece SA*	10,265	73,753
Nordea Bank AB	4,983	53,545
Oversea-Chinese Banking Corp., Ltd.	6,000	45,786
Prosperity Bancshares, Inc.	4,235	185,578
Raiffeisen International Bank-Holding AG	585	30,109
Regions Financial Corp.	158,900	985,180
Resona Holdings, Inc.	26,600	125,265
Royal Bank of Canada	1,300	74,311
Skandinaviska Enskilda Banken AB "A"	2,289	18,711
Societe Generale	23,392	1,386,480
Standard Chartered PLC	740	19,445
Sumitomo Mitsui Financial Group, Inc.	2,100	64,629
Sumitomo Mitsui Trust Holdings, Inc.	5,000	17,443
SunTrust Banks, Inc.	36,600	944,280
Svenska Handelsbanken AB "A"	928	28,625
Swedbank AB "A"	940	15,788
Toronto-Dominion Bank	900	76,315
UniCredit SpA	18,917	40,012
United Overseas Bank Ltd.	3,000	48,199
Wells Fargo & Co.	10,800	303,048
Westpac Banking Corp.	1,148	27,538
Zions Bancorp.	47,821	1,148,182

		9,035,256
Consumer Finance 0.4%
Capital One Financial Corp.	21,700	1,121,239
Discover Financial Services	41,600	1,112,800
Kiatnakin Bank PCL (Foreign Registered)	111,436	119,687
Magma Fincorp Ltd.	1,609	2,635

		2,356,361
Diversified Financial Services 0.9%
Bank of America Corp.	12,800	140,288
Citigroup, Inc.	440	18,322
CME Group, Inc. "A"	1,000	291,590
Deutsche Boerse AG	224	17,000
Groupe Bruxelles Lambert SA	500	44,446
Hong Kong Exchanges & Clearing Ltd.	1,000	21,065
ING Groep NV (CVA)*	30,146	371,860
Interactive Brokers Group, Inc. "A"	1,600	25,040
IntercontinentalExchange, Inc.*	6,900	860,499
Investor AB "B"	985	22,570
JPMorgan Chase & Co.	78,612	3,218,375
ORIX Corp.	260	25,293
Pohjola Bank PLC "A"	1,664	21,518
Singapore Exchange Ltd.	2,000	12,278

		5,090,144
Insurance 2.6%
Aegon NV*	3,925	26,750
Ageas	13,799	37,419
AIA Group Ltd.*	11,800	41,145
Allianz SE (Registered)	10,627	1,484,775
American International Group, Inc.*	32,600	955,832
American National Insurance Co.	700	54,250
Assicurazioni Generali SpA	1,580	33,320
Assurant, Inc.	21,349	774,328
AXA SA	42,756	970,732
Berkshire Hathaway, Inc. "B"*	3,800	294,082
CNA Financial Corp.	500	14,525
Dai-ichi Life Insurance Co., Ltd.	12	16,802
Erie Indemnity Co. "A"	3,900	275,808
Fidelity National Financial, Inc. "A"	59,767	940,733
HCC Insurance Holdings, Inc.	20,710	652,365
Lincoln National Corp.	38,070	1,084,614
Manulife Financial Corp.	2,000	35,419
MetLife, Inc.	14,259	625,542
MS&AD Insurance Group Holdings, Inc.	1,100	25,801
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	44,884
NKSJ Holdings, Inc.	3,000	19,793
Old Mutual PLC	62,980	134,851
PartnerRe Ltd.	14,861	1,023,180
Power Corp. of Canada	600	16,729
Progressive Corp.	49,200	1,051,896
Prudential Financial, Inc.	16,583	1,054,513
Reinsurance Group of America, Inc.	14,200	864,212
Sampo Oyj "A"	4,527	146,165
Sun Life Financial, Inc.	800	24,097
Swiss Re Ltd.*	334	18,755
T&D Holdings, Inc.	700	16,629
The Travelers Companies, Inc.	18,100	1,056,678
Tokio Marine Holdings, Inc.	1,100	30,904
Transatlantic Holdings, Inc.	11,848	580,670
Tryg AS	339	19,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	402	22,096
Zurich Financial Services AG*	3,448	871,470

		15,341,310
Real Estate Investment Trusts 0.7%
CapitaMall Trust (REIT)	340,000	518,563
Corio NV (REIT)	442	29,279
Klepierre (REIT)	3,500	144,432
Public Storage (REIT)	5,600	638,456
Rayonier, Inc. (REIT)	24,500	1,601,075
SL Green Realty Corp. (REIT)	1,200	99,444
Unibail-Rodamco SE (REIT)	119	27,500
Vornado Realty Trust (REIT)	10,900	1,015,662
Westfield Group (REIT) (Units)	16,101	150,041

		4,224,452
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	700	23,291
CapitaLand Ltd.	5,000	11,891
Cheung Kong (Holdings) Ltd.	2,000	29,413
Hang Lung Properties Ltd.	3,000	12,465
Immofinanz AG*	8,098	34,515
K Wah International Holdings Ltd.	523,135	193,802
Mitsubishi Estate Co., Ltd.	19,300	338,808
Mitsui Fudosan Co., Ltd.	18,800	324,121
Sumitomo Realty & Development Co., Ltd.	4,000	89,428
Sun Hung Kai Properties Ltd.	2,000	29,111
Swire Pacific Ltd. "A"	1,000	14,771

		1,101,616
Health Care 6.9%
Biotechnology 1.0%
Actelion Ltd. (Registered)*	235	11,572
Alexion Pharmaceuticals, Inc.*	19,600	921,788
Amgen, Inc.*	5,607	327,168
Biogen Idec, Inc.*	11,800	1,261,656
Celgene Corp.*	22,238	1,341,396
CSL Ltd.	2,298	81,453
Gilead Sciences, Inc.*	41,509	1,718,888
Metabolix, Inc.*	6,271	44,775
Myriad Genetics, Inc.*	3,200	72,672
Onyx Pharmaceuticals, Inc.*	3,321	117,231

		5,898,599
Health Care Equipment & Supplies 0.9%
Accuray, Inc.*	19,194	153,744
Baxter International, Inc.	20,600	1,229,614
Becton, Dickinson & Co.	9,423	811,980
CareFusion Corp.*	17,502	475,529
Cochlear Ltd.	346	26,708
Coloplast AS "B"	129	19,612
CONMED Corp.*	4,392	125,084
Edwards Lifesciences Corp.*	5,419	472,428
Essilor International SA (b)	1,042	84,517
Kinetic Concepts, Inc.*	3,535	203,722
Merit Medical Systems, Inc.*	3,360	60,379
NxStage Medical, Inc.*	9,806	204,161
Olympus Corp.	1,300	43,816
Sirona Dental Systems, Inc.*	2,853	151,494
Smith & Nephew PLC	2,990	31,899
Sonova Holding AG (Registered)*	114	10,671
Sysmex Corp.	400	15,046
Terumo Corp.	6,100	329,634
The Cooper Companies, Inc.	12,400	982,576
Thoratec Corp.*	9,114	299,122

		5,731,736
Health Care Providers & Services 2.0%
Aetna, Inc.	10,964	483,403
AmerisourceBergen Corp.	5,800	240,120
Centene Corp.*	8,051	286,052
CIGNA Corp.	7,500	385,725
DaVita, Inc.*	11,500	996,015
Express Scripts, Inc.*	23,515	1,269,340
Fleury SA	17,573	255,941
Fresenius Medical Care AG & Co. KGaA	10,844	810,760
Fresenius SE & Co. KGaA	316	32,982
Humana, Inc.	20,990	1,690,535
McKesson Corp.	37,512	3,137,879
Sonic Healthcare Ltd.	1,985	27,385
UnitedHealth Group, Inc.	27,200	1,402,976
WellPoint, Inc.	8,037	633,074

		11,652,187
Health Care Technology 0.1%
SXC Health Solutions Corp.*	5,179	305,147
Life Sciences Tools & Services 0.2%
Illumina, Inc.*	9,400	706,410
Life Technologies Corp.*	4,465	232,492
Thermo Fisher Scientific, Inc.*	10,074	648,665

		1,587,567
Pharmaceuticals 2.7%
Abbott Laboratories	3,300	173,646
Astellas Pharma, Inc.	2,100	81,201
AstraZeneca PLC	6,664	332,745
Bayer AG	2,680	215,461
Bristol-Myers Squibb Co.	47,500	1,375,600
Chugai Pharmaceutical Co., Ltd.	1,500	24,610
Daiichi Sankyo Co., Ltd.	3,600	70,416
Eisai Co., Ltd.	10,000	390,567
Eli Lilly & Co.	57,000	2,139,210
Flamel Technologies SA (ADR)*	20,037	107,198
Forest Laboratories, Inc.*	7,100	279,314
GlaxoSmithKline PLC	78,660	1,684,163
Hisamitsu Pharmaceutical Co., Inc.	500	21,318
Johnson & Johnson	13,000	864,760
Kyowa Hakko Kirin Co., Ltd.	2,000	19,077
Merck & Co., Inc.	58,575	2,067,112
Merck KGaA	1,529	166,155
Mitsubishi Tanabe Pharma Corp.	1,000	16,778
Novartis AG (Registered)	6,907	423,105
Novo Nordisk AS "B"	4,838	606,556
Ono Pharmaceutical Co., Ltd.	400	21,353
Otsuka Holdings KK	1,000	26,510
Pacira Pharmaceuticals. Inc.*	16,492	197,904
Pfizer, Inc.	30,500	628,300
Questcor Pharmaceuticals, Inc.* (b)	14,777	356,126
Roche Holding AG (Genusschein)	1,299	217,321
Sanofi	6,131	492,773
Santen Pharmaceutical Co., Ltd.	400	16,260
Shionogi & Co., Ltd.	2,000	32,764
Shire PLC	1,752	54,693
Taisho Pharmaceutical Co., Ltd.	1,000	22,545
Takeda Pharmaceutical Co., Ltd.	3,600	166,503
Teva Pharmaceutical Industries Ltd. (ADR)	21,781	1,050,280
Tsumura & Co.	400	12,799
Valeant Pharmaceuticals International, Inc.	8,000	415,988
VIVUS, Inc.*	13,511	109,980
Warner Chilcott PLC "A"	12,500	301,625
Watson Pharmaceuticals, Inc.*	9,300	639,189

		15,821,905
Industrials 6.5%
Aerospace & Defense 1.5%
BAE Systems PLC	20,921	106,949
BE Aerospace, Inc.*	6,175	252,002
Bombardier, Inc. "B"	8,300	59,811
CAE, Inc.	1,500	20,234
European Aeronautic Defence & Space Co.	15,200	508,766
Finmeccanica SpA	3,546	42,914
Honeywell International, Inc.	9,900	589,941
Lockheed Martin Corp. (b)	13,400	1,084,998
Northrop Grumman Corp.	12,103	839,343
Raytheon Co.	16,241	809,614
Rolls-Royce Holdings PLC*	2,921	30,240
Singapore Technologies Engineering Ltd.	6,000	14,756
TransDigm Group, Inc.*	7,706	702,710
United Technologies Corp. (b)	44,585	3,946,218

		9,008,496
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	632	12,137
FedEx Corp.	1,000	94,850
PostNL NV	1,419	12,040
TNT Express NV*	1,419	14,717
United Parcel Service, Inc. "B"	500	36,465

		170,209
Airlines 0.2%
Cathay Pacific Airways Ltd.	8,000	18,607
Cebu Air, Inc.	66,657	140,285
International Consolidated Airlines Group SA*	2,833	11,488
Qantas Airways Ltd.*	7,928	15,715
Ryanair Holdings PLC (ADR)	5,986	175,629
Singapore Airlines Ltd.	2,793	32,288
Southwest Airlines Co.	85,700	978,694

		1,372,706
Building Products 0.2%
Armstrong World Industries, Inc.	1,000	45,560
Assa Abloy AB "B"	518	13,922
Compagnie de Saint-Gobain (b)	13,492	873,763
Daikin Industries Ltd.	4,500	159,480
Geberit AG (Registered)*	86	20,377

		1,113,102
Commercial Services & Supplies 0.2%
Babcock International Group PLC	26,554	303,412
Brambles Ltd.	6,450	50,109
Ritchie Bros. Auctioneers, Inc.	700	19,277
Serco Group PLC	17,449	154,641
Stericycle, Inc.*	9,615	856,889

		1,384,328
Construction & Engineering 0.6%
ACS, Actividades de Construccion y Servicios SA	833	39,285
Aecom Technology Corp.*	6,744	184,381
Bouygues SA	261	11,475
Chicago Bridge & Iron Co. NV (d)	6,935	269,772
Ferrovial SA	2,776	35,053
Fluor Corp.	15,600	1,008,696
KBR, Inc.	41,300	1,556,597
Koninklijke Boskalis Westminster NV	256	12,104
Leighton Holdings Ltd.	482	10,823
Shui On Construction & Materials Ltd.	95,002	127,788
Skanska AB "B"	601	10,756
SNC-Lavalin Group, Inc.	900	54,945
Vinci SA	385	24,662
Yongnam Holdings Ltd.	402,288	87,088

		3,433,425
Electrical Equipment 0.5%
ABB Ltd. (Registered)*	3,025	78,442
AMETEK, Inc.	21,925	984,432
Mitsubishi Electric Corp.	28,400	329,828
Prysmian SpA	8,001	160,937
Roper Industries, Inc. (b)	10,913	909,053
Schneider Electric SA	1,848	308,749
Vestas Wind Systems AS*	960	22,318

		2,793,759
Industrial Conglomerates 0.4%
3M Co.	2,200	208,670
Fraser & Neave Ltd.	4,000	18,884
General Electric Co.	36,900	695,934
Hutchison Whampoa Ltd.	13,000	140,946
Keppel Corp., Ltd.	6,401	57,918
Koninklijke (Royal) Philips Electronics NV	2,724	69,909
SembCorp Industries Ltd.	4,000	16,311
Siemens AG (Registered)	640	87,875
Smiths Group PLC	609	11,739
Tyco International Ltd. (b)	24,900	1,230,807

		2,538,993
Machinery 1.8%
AB SKF "B"	373	10,792
Alfa Laval AB	700	15,085
Altra Holdings, Inc.*	6,494	155,791
Amtek Engineering Ltd.*	224,674	181,469
Andritz AG	2,268	233,529
Atlas Copco AB "A"	762	20,060
Atlas Copco AB "B"	411	9,676
Austal Ltd.	50,329	150,346
Caterpillar, Inc.	14,300	1,522,378
Charter International PLC	10,227	130,010
Deere & Co.	3,700	305,065
Dover Corp.	22,722	1,540,552
Eaton Corp.	4,300	221,235
EVA Precision Industrial Holdings Ltd.	816,943	251,113
FANUC Ltd.	100	16,675
Fiat Industrial SpA*	4,033	52,138
Joy Global, Inc.	6,026	573,916
Komatsu Ltd.	600	18,668
Kone Oyj "B"	804	50,482
Meritor, Inc.*	23,215	372,369
Metso Oyj	697	39,588
Nabtesco Corp.	5,700	138,200
Navistar International Corp.*	12,575	709,984
Parker Hannifin Corp.	15,898	1,426,686
Rational AG	851	224,281
Rotork PLC	6,518	176,383
Sandvik AB	911	15,974
Scania AB "B"	504	11,690
SembCorp Marine Ltd.	4,000	17,331
SMC Corp.	400	72,067
SPX Corp.	7,695	636,069
Timken Co.	15,300	771,120
Vallourec SA	122	14,856
Volvo AB "B"	1,558	27,220
WABCO Holdings, Inc.*	5,800	400,548
Wartsila Corp.	956	32,257
Zardoya Otis SA	1,051	15,478

		10,561,081
Marine 0.1%
A P Moller-Maersk AS "A"	3	24,827
A P Moller-Maersk AS "B"	6	51,770
Kawasaki Kisen Kaisha Ltd.	42,000	146,925
Kuehne & Nagel International AG (Registered)	117	17,758
Mitsui OSK Lines Ltd.	32,871	176,891
Orient Overseas International Ltd.	2,000	12,993

		431,164
Professional Services 0.0%
Brunel International NV	3,803	167,766
Capita Group PLC	1,168	13,413
Experian PLC	2,151	27,395
Randstad Holding NV	405	18,718
SGS SA (Registered)	10	18,984

		246,276
Road & Rail 0.5%
Asciano Ltd.	14,929	26,425
Canadian National Railway Co.	2,600	207,957
Canadian Pacific Railway Ltd.	1,000	62,388
Central Japan Railway Co.	2	15,720
ComfortDelGro Corp., Ltd.	11,000	13,076
DSV AS	1,033	24,788
East Japan Railway Co.	300	17,239
MTR Corp., Ltd.	11,500	40,900
Norfolk Southern Corp.	20,512	1,536,964
QR National Ltd.*	7,809	28,370
Ryder System, Inc.	12,300	699,255

		2,673,082
Trading Companies & Distributors 0.4%
Bunzl PLC	1,151	14,410
Finning International, Inc.	1,100	32,620
JFE Shoji Holdings, Inc.	26,802	131,332
MISUMI Group, Inc.	10,588	274,164
Mitsubishi Corp.	59,297	1,485,683
Mitsui & Co., Ltd.	1,500	25,940
Noble Group Ltd.	13,182	21,222
Sumikin Bussan Corp.	54,812	133,060
Wolseley PLC	505	16,470

		2,134,901
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	54,981
Atlantia SpA	2,798	59,567
Hutchison Port Holdings Trust (Units)*	29,000	24,546
Koninklijke Vopak NV	5,350	262,168
Transurban Group (Units)	5,178	29,155

		430,417
Information Technology 9.3%
Communications Equipment 0.9%
Alcatel-Lucent*	7,993	46,145
Brocade Communications Systems, Inc.*	69,399	448,317
Cisco Systems, Inc.	37,459	584,735
EchoStar Corp. "A"*	7,400	269,582
Harris Corp.	3,625	163,342
Motorola Solutions, Inc.*	8,400	386,736
Nokia Oyj	37,672	243,309
QUALCOMM, Inc.	35,030	1,989,354
Research In Motion Ltd.*	8,800	254,387
Riverbed Technology, Inc.*	8,866	351,005
Sycamore Networks, Inc.	4,969	110,511
Telefonaktiebolaget LM Ericsson "B"	14,470	208,115

		5,055,538
Computers & Peripherals 1.9%
Apple, Inc.*	19,766	6,634,853
Dell, Inc.*	51,600	860,172
EMC Corp.*	120,028	3,306,771
Hewlett-Packard Co.	13,059	475,348
SanDisk Corp.*	3,000	124,500
Toshiba Corp.	4,000	21,170

		11,422,814
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.*	17,300	717,950
AVX Corp.	2,400	36,576
Cognex Corp.	4,468	158,301
E Ink Holdings, Inc.*	111,577	210,385
Fujifilm Holdings Corp.	700	21,819
Hitachi Ltd.	4,000	23,645
Hoya Corp.	700	15,515
Itron, Inc.*	4,142	199,479
Kingboard Chemical Holdings Ltd.	38,002	177,164
Kyocera Corp.	300	30,519
Nippon Electric Glass Co., Ltd.	9,000	115,293
Star Micronics Co., Ltd.	11,439	135,658
Venture Corp., Ltd.	25,077	174,601
Vishay Intertechnology, Inc.*	59,900	900,896

		2,917,801
Internet Software & Services 0.6%
Google, Inc. "A"*	1,664	842,617
IAC/InterActiveCorp.*	50,700	1,935,219
Internet Initiative Japan, Inc.	45	174,436
Meetic*	1,637	35,518
NIC, Inc.	11,915	160,376
Open Text Corp.*	1,100	70,520
United Internet AG (Registered)	11,400	239,617

		3,458,303
IT Services 1.6%
Accenture PLC "A"	16,153	975,964
Atos Origin SA	266	15,031
Automatic Data Processing, Inc.	21,400	1,127,352
Cap Gemini SA	5,487	321,482
Cardtronics, Inc.*	10,546	247,304
CGI Group, Inc. "A"*	4,500	111,094
Cognizant Technology Solutions Corp. "A"*	4,100	300,694
Digital Garage, Inc.*	35	142,972
Global Payments, Inc.	5,800	295,800
International Business Machines Corp.	21,407	3,672,371
Teradata Corp.*	18,200	1,095,640
VeriFone Systems, Inc.*	20,695	917,823

		9,223,527
Office Electronics 0.0%
Canon, Inc.	800	38,149
Zebra Technologies Corp. "A"*	300	12,651

		50,800
Semiconductors & Semiconductor Equipment 1.3%
Altera Corp. (b)	22,100	1,024,335
Analog Devices, Inc.	12,000	469,680
ARM Holdings PLC	37,938	358,801
ASML Holding NV	12,797	471,474
Cypress Semiconductor Corp.*	35,400	748,356
EZchip Semiconductor Ltd.*	3,829	141,558
FSI International, Inc.*	28,026	76,791
Infineon Technologies AG	2,624	29,444
Intel Corp.	127,002	2,814,364
KLA-Tencor Corp.	24,900	1,007,952
Lam Research Corp.*	2,217	98,169
Skyworks Solutions, Inc.*	28,528	655,574
STMicroelectronics NV	2,736	27,268

		7,923,766
Software 2.5%
Activision Blizzard, Inc.	157,500	1,839,600
Adobe Systems, Inc.*	9,903	311,449
Autonomy Corp. PLC*	2,018	55,289
Check Point Software Technologies Ltd.*	12,140	690,159
Concur Technologies, Inc.* (b)	9,768	489,084
Dassault Systemes SA	16,146	1,374,710
Informatica Corp.*	3,800	222,034
MICROS Systems, Inc.*	16,000	795,360
Microsoft Corp.	104,250	2,710,500
NetQin Mobile, Inc. (ADR)*	5,353	29,441
Nintendo Co., Ltd.	100	18,832
Oracle Corp.	86,313	2,840,561
Rovi Corp.*	3,326	190,779
SAP AG	36,088	2,182,679
Solera Holdings, Inc.	11,350	671,466
The Sage Group PLC	10,040	46,555
TiVo, Inc.*	11,095	114,168
VanceInfo Technologies, Inc. (ADR)*	5,471	126,435

		14,709,101
Materials 2.9%
Chemicals 1.5%
Agrium, Inc.	200	17,562
Air Liquide SA	630	90,305
Air Products & Chemicals, Inc.	12,878	1,230,879
Akzo Nobel NV	1,052	66,363
Asahi Kasei Corp.	3,000	20,257
BASF SE	673	65,860
E.I. du Pont de Nemours & Co. (b)	40,600	2,194,430
Eastman Chemical Co.	7,200	734,904
Givaudan SA (Registered)*	23	24,334
Huntsman Corp.	68,613	1,293,355
Koninklijke DSM NV	660	42,836
Lanxess AG	3,140	257,425
Linde AG	127	22,266
Mitsubishi Chemical Holdings Corp.	3,000	21,281
Potash Corp. of Saskatchewan, Inc.	600	34,266
PPG Industries, Inc.	3,100	281,449
Praxair, Inc.	8,927	967,598
Shin-Etsu Chemical Co., Ltd.	700	37,547
Sika AG	7	16,867
Solvay SA (b)	478	73,859
STR Holdings, Inc.*	6,435	96,010
Sumitomo Chemical Co., Ltd.	5,000	24,973
Syngenta AG (Registered)*	189	63,803
The Mosaic Co.	11,774	797,453
Toray Industries, Inc.	3,000	22,202
Umicore	925	50,418
Yara International ASA	1,680	94,954

		8,643,456
Construction Materials 0.1%
CRH PLC	23,430	521,047
Holcim Ltd. (Registered)*	615	46,414
Lafarge SA	528	33,648

		601,109
Containers & Packaging 0.2%
Owens-Illinois, Inc.*	17,424	449,714
Sonoco Products Co.	28,743	1,021,526

		1,471,240
Metals & Mining 0.7%
Anglo American PLC	817	40,489
ArcelorMittal	1,725	60,025
Barrick Gold Corp.	1,000	45,404
BHP Billiton Ltd.	2,013	95,141
BHP Billiton PLC	1,214	47,583
Boliden AB	1,916	35,418
Cliffs Natural Resources, Inc.	1,406	129,985
Freeport-McMoRan Copper & Gold, Inc.	40,804	2,158,532
Goldcorp, Inc.	800	38,696
IAMGOLD Corp.	600	11,285
JFE Holdings, Inc.	1,100	30,268
Kinross Gold Corp.	1,000	15,791
Lynas Corp., Ltd.*	93,143	202,801
Newcrest Mining Ltd.	7,146	290,060
Nippon Steel Corp.	9,000	29,207
Norsk Hydro ASA	9,460	72,436
Northam Platinum Ltd.	15,088	94,956
Outokumpu Oyj	3,111	41,180
Randgold Resources Ltd. (ADR)	1,853	155,745
Rautaruukki Oyj	1,919	43,357
Rio Tinto Ltd.	286	25,570
Rio Tinto PLC	843	60,872
SSAB AB "A"	972	14,531
Teck Resources Ltd. "B"	524	26,633
Thompson Creek Metals Co., Inc.*	10,774	107,525
ThyssenKrupp AG	292	15,148
Xstrata PLC	1,298	28,626
Yamana Gold, Inc.	1,500	17,513

		3,934,777
Paper & Forest Products 0.4%
Domtar Corp.	9,700	918,784
Holmen AB "B"	500	15,589
International Paper Co.	33,300	993,006
Schweitzer-Mauduit International, Inc.	3,527	198,041
Stora Enso Oyj "R"	14,571	152,878
Svenska Cellulosa AB "B"	4,027	56,703
UPM-Kymmene Oyj	13,023	238,145

		2,573,146
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	71,066	2,232,183
BCE, Inc.	2,500	98,035
Bell Aliant, Inc.	800	23,823
BT Group PLC	19,002	61,636
CenturyLink, Inc.	36,361	1,470,075
Deutsche Telekom AG (Registered)	20,435	320,525
France Telecom SA	13,545	288,147
Iliad SA	194	26,032
Inmarsat PLC	15,727	140,389
Koninklijke (Royal) KPN NV	20,681	300,621
Nippon Telegraph & Telephone Corp.	2,900	141,014
Singapore Telecommunications Ltd.	82,000	211,178
Swisscom AG (Registered)	1,212	555,446
Tele2 AB "B"	1,647	32,550
Telecom Italia SpA	142,634	198,472
Telecom Italia SpA (RSP)	94,175	109,601
Telefonica SA	13,204	322,890
Telenor ASA	12,178	199,435
TeliaSonera AB	125,784	922,750
Telstra Corp., Ltd.	37,772	117,290
Telus Corp.	2,200	117,343
Verizon Communications, Inc. (b)	49,900	1,857,777

		9,747,212
Wireless Telecommunication Services 0.9%
American Tower Corp. "A"*	18,881	988,043
KDDI Corp.	17	122,317
MetroPCS Communications, Inc.*	87,100	1,498,991
Millicom International Cellular SA (SDR)	495	51,645
NTT DoCoMo, Inc.	91	162,339
Rogers Communications, Inc. "B"	4,500	178,190
Softbank Corp.	12,100	458,284
Sprint Nextel Corp.*	9,500	51,205
Telephone & Data Systems, Inc.	14,200	441,336
Vodafone Group PLC	95,163	252,908
Vodafone Group PLC (ADR)	33,576	897,151

		5,102,409
Utilities 2.5%
Electric Utilities 1.5%
Acciona SA	114	12,100
American Electric Power Co., Inc.	21,124	795,952
Cheung Kong Infrastructure Holdings Ltd.	4,000	20,782
Chubu Electric Power Co., Inc.	5,900	115,467
Chugoku Electric Power Co., Inc.	2,700	46,838
CLP Holdings Ltd.	12,000	106,527
Duke Energy Corp. (b)	96,623	1,819,411
E.ON AG	3,138	89,082
EDP - Energias de Portugal SA	63,614	225,843
Electricite de France	929	36,470
Enel SpA (b)	26,947	176,012
Entergy Corp.	12,650	863,742
Exelon Corp.	24,526	1,050,694
FirstEnergy Corp.	29,344	1,295,538
Fortis, Inc.	4,800	161,004
Fortum Oyj	4,872	141,097
Hokkaido Electric Power Co., Inc.	1,800	29,989
Hokuriku Electric Power Co.	1,200	22,950
Iberdrola SA*	16,555	147,340
Kansai Electric Power Co., Inc.	6,400	127,739
Kyushu Electric Power Co., Inc.	11,500	207,365
Power Assets Holdings Ltd.	9,000	67,885
Red Electrica Corporacion SA	5,045	304,856
Scottish & Southern Energy PLC	3,307	73,968
Shikoku Electric Power Co., Inc.	1,700	38,615
Southern Co.	18,415	743,598
SP Ausnet	26,529	26,900
Terna - Rete Elettrica Nationale SpA	4,601	21,380
Tohoku Electric Power Co., Inc.	3,900	56,269
Tokyo Electric Power Co., Inc.	39,800	163,479

		8,988,892
Gas Utilities 0.2%
Enagas	657	15,931
Gas Natural SDG SA	970	20,337
Hong Kong & China Gas Co., Ltd.	20,449	46,531
ONEOK, Inc.	9,900	732,699
Osaka Gas Co., Ltd.	12,000	45,580
Snam Rete Gas SpA	53,419	316,241
Toho Gas Co., Ltd.	3,000	16,250
Tokyo Gas Co., Ltd.	21,000	94,997

		1,288,566
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	77,200	983,528
EDP Renovaveis SA*	7,338	48,409
Electric Power Development Co., Ltd.	1,200	32,412
Enel Green Power SpA	6,834	18,850
Iberdrola Renovables SA	2,653	11,719
International Power PLC	5,409	27,929
TransAlta Corp.	5,900	125,959

		1,248,806
Multi-Utilities 0.6%
AGL Energy Ltd.	7,936	124,906
Ameren Corp.	29,500	850,780
Canadian Utilities Ltd. "A"	2,400	139,404
Centrica PLC	45,649	236,875
GDF Suez	11,918	436,161
National Grid PLC	26,067	256,518
PG&E Corp.	24,770	1,041,083
RWE AG	738	40,844
Suez Environnement Co.	711	14,171
United Utilities Group PLC	2,431	23,357
Veolia Environnement	1,180	33,246

		3,197,345
Water Utilities 0.0%
Severn Trent PLC	827	19,526

Total Common Stocks (Cost $291,009,473)		322,996,825
Preferred Stocks 0.2%
Consumer Discretionary 0.2%
Bayerische Motoren Werke (BMW) AG	250	15,891
Porsche Automobil Holding SE	4,464	354,093
Volkswagen AG	1,883	388,228

		758,212
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,920	133,114
Financials 0.0%
Ally Financial, Inc., Series G, 144A, 7.0%	50	46,994

Total Preferred Stocks (Cost $785,850)		938,320
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	3
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	3,019

Total Warrants (Cost $0)		3,022

		Principal Amount ($)(a)	Value ($)
Consumer Discretionary 1.0%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		25,000	24,313
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	70,175
American Achievement Corp., 144A, 10.875%, 4/15/2016		25,000	22,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	44,662
144A, 8.375%, 11/15/2020		35,000	35,612
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		40,000	40,500
9.625%, 3/15/2018		25,000	26,688
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		25,000	25,000
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		45,000	46,406
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		20,000	19,800
Cablevision Systems Corp.:
7.75%, 4/15/2018		135,000	143,944
8.0%, 4/15/2020		10,000	10,725
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		65,000	58,662
11.25%, 6/1/2017		30,000	33,113
12.75%, 4/15/2018		25,000	24,938
CanWest LP, 144A, 9.25%, 8/1/2015 *		35,000	5,950
Carrols Corp., 9.0%, 1/15/2013		25,000	25,063
CCO Holdings LLC:
7.0%, 1/15/2019		10,000	10,300
7.875%, 4/30/2018		20,000	21,075
8.125%, 4/30/2020		15,000	16,200
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		130,000	135,200
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		10,000	9,350
9.625%, 6/1/2015 (PIK)		10,518	10,229
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		10,000	9,575
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		10,000	10,875
Series B, 9.25%, 12/15/2017		10,000	10,900
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		10,000	9,650
DineEquity, Inc., 144A, 9.5%, 10/30/2018		85,000	92,225
DIRECTV Holdings LLC, 6.0%, 8/15/2040		200,000	202,779
Discovery Communications LLC, 5.05%, 6/1/2020		200,000	211,779
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	68,412
144A, 6.75%, 6/1/2021		10,000	10,250
7.125%, 2/1/2016		50,000	52,750
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		12,000	12,105
EH Holding Corp., 144A, 7.625%, 6/15/2021		25,000	25,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		40,000	20
Ford Motor Co., 7.45%, 7/16/2031		35,000	39,677
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	40,900
Hertz Corp.:
144A, 6.75%, 4/15/2019		15,000	14,850
144A, 7.5%, 10/15/2018		210,000	216,300
Home Depot, Inc., 5.875%, 12/16/2036		200,000	204,690
Interpublic Group of Companies, Inc., 10.0%, 7/15/2017		225,000	266,062
J. Crew Group, Inc., 144A, 8.125%, 3/1/2019		15,000	14,438
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	153,000
Lear Corp.:
7.875%, 3/15/2018		20,000	21,500
8.125%, 3/15/2020		20,000	21,550
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,525
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		50,000	50,875
McDonald's Corp., Series I, 5.35%, 3/1/2018		60,000	68,026
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,250
MGM Resorts International:
7.5%, 6/1/2016		20,000	19,000
7.625%, 1/15/2017		45,000	43,312
9.0%, 3/15/2020		85,000	93,075
144A, 10.0%, 11/1/2016		15,000	15,900
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		15,000	15,525
NBCUniversal Media LLC, 144A, 4.375%, 4/1/2021		200,000	197,910
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		25,000	25,188
News America, Inc.:
6.65%, 11/15/2037		40,000	42,868
7.85%, 3/1/2039		415,000	496,885
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		35,000	35,087
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	91,800
PETCO Animal Supplies, Inc, 144A, 9.25%, 12/1/2018		25,000	26,563
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		15,000	16,050
Regal Entertainment Group, 9.125%, 8/15/2018		15,000	15,525
Sabre Holdings Corp., 8.35%, 3/15/2016		45,000	39,600
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		30,000	27,825
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		15,000	15,525
144A, 7.804%, 10/1/2020		40,000	39,312
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	33,075
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	52,625
Standard Pacific Corp.:
8.375%, 5/15/2018		45,000	44,606
10.75%, 9/15/2016		40,000	45,300
Staples, Inc., 9.75%, 1/15/2014		80,000	95,239
Time Warner Cable, Inc.:
5.875%, 11/15/2040		200,000	197,393
6.75%, 7/1/2018		490,000	568,250
Travelport LLC, 4.879% **, 9/1/2014		35,000	29,838
UCI International, Inc., 8.625%, 2/15/2019		10,000	10,300
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	9,900
144A, 7.875%, 11/1/2020		10,000	10,250
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	73,595
144A, 9.75%, 4/15/2018	EUR	50,000	77,220
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		15,000	14,850
Viacom, Inc., 6.75%, 10/5/2037		170,000	187,230
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,744
Visteon Corp., 144A, 6.75%, 4/15/2019		40,000	38,600
Wyndham Worldwide Corp., 5.625%, 3/1/2021		350,000	349,121
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		30,000	32,550

			5,894,504
Consumer Staples 0.4%
Alliance One International, Inc., 10.0%, 7/15/2016		10,000	9,650
Altria Group, Inc., 4.75%, 5/5/2021		200,000	199,863
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		30,000	30,112
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		200,000	251,609
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	26,313
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	20,650
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	108,750
CVS Caremark Corp.:
5.75%, 6/1/2017		40,000	44,927
6.302%, 6/1/2037		211,000	205,461
Darling International, Inc., 144A, 8.5%, 12/15/2018		40,000	43,200
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		60,000	60,600
Delhaize Group, 5.7%, 10/1/2040		361,000	335,861
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,950
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	45,112
Kraft Foods, Inc., 5.375%, 2/10/2020		200,000	218,640
Kroger Co., 7.5%, 1/15/2014		40,000	45,721
PepsiCo, Inc., 4.5%, 1/15/2020		80,000	84,814
Procter & Gamble Co., 4.95%, 8/15/2014		80,000	89,557
Reynolds American, Inc., 7.25%, 6/15/2037		60,000	64,660
Rite Aid Corp., 7.5%, 3/1/2017		30,000	29,775
Safeway, Inc., 6.25%, 3/15/2014		60,000	66,650
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	62,250
10.0%, 7/15/2014		45,000	52,200
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		15,000	15,563
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		115,000	117,300
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	15,938
US Foodservice, 144A, 8.5%, 6/30/2019		20,000	19,400
Wal-Mart Stores, Inc., 3.25%, 10/25/2020		100,000	95,131

			2,380,657
Energy 0.8%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		11,000	11,234
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		30,000	29,925
Anadarko Petroleum Corp., 6.375%, 9/15/2017		225,000	257,925
Berry Petroleum Co., 6.75%, 11/1/2020		45,000	45,225
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		25,000	26,375
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		10,000	9,950
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	36,662
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		60,000	68,272
Chaparral Energy, Inc., 8.25%, 9/1/2021		55,000	55,412
Conoco, Inc., 6.95%, 4/15/2029		240,000	291,497
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		10,000	9,950
8.0%, 4/1/2017		55,000	59,950
8.25%, 4/1/2020		35,000	38,150
Continental Resources, Inc.:
7.375%, 10/1/2020		15,000	15,938
8.25%, 10/1/2019		10,000	10,925
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		80,000	79,400
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	31,950
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		35,000	36,050
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		50,000	49,875
El Paso Corp., 7.25%, 6/1/2018		30,000	33,697
Encana Corp., 6.3%, 11/1/2011		60,000	61,118
Energy Transfer Partners LP, 6.125%, 2/15/2017		230,000	256,194
Ensco PLC, 4.7%, 3/15/2021		250,000	252,546
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		60,000	66,656
Frontier Oil Corp., 6.875%, 11/15/2018		25,000	26,375
Genesis Energy LP, 144A, 7.875%, 12/15/2018		20,000	19,900
Global Geophysical Services, Inc., 10.5%, 5/1/2017		65,000	68,250
Halliburton Co., 7.45%, 9/15/2039		100,000	124,907
Holly Corp., 9.875%, 6/15/2017		35,000	39,025
Holly Energy Partners LP, 8.25%, 3/15/2018		30,000	31,800
Inergy LP, 144A, 6.875%, 8/1/2021		35,000	35,000
Kinder Morgan Energy Partners LP:
6.0%, 2/1/2017		180,000	202,990
7.3%, 8/15/2033		60,000	68,361
Linn Energy LLC:
144A, 6.5%, 5/15/2019		25,000	24,750
8.625%, 4/15/2020		25,000	27,125
MEG Energy Corp., 144A, 6.5%, 3/15/2021		20,000	20,100
Newfield Exploration Co., 7.125%, 5/15/2018		60,000	63,600
Niska Gas Storage US LLC, 8.875%, 3/15/2018		30,000	31,500
Noble Energy, Inc., 6.0%, 3/1/2041		225,000	231,991
Noble Holding International Ltd., 3.05%, 3/1/2016		270,000	272,364
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		10,000	9,925
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		130,000	132,415
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		10,000	10,875
ONEOK Partners LP, 3.25%, 2/1/2016		225,000	228,856
Petro-Canada, 4.0%, 7/15/2013		80,000	84,278
Petrohawk Energy Corp.:
7.25%, 8/15/2018		35,000	35,919
7.875%, 6/1/2015		20,000	20,950
Plains Exploration & Production Co., 7.625%, 6/1/2018		30,000	31,500
Regency Energy Partners LP, 6.875%, 12/1/2018		15,000	15,525
Rowan Companies, Inc., 5.0%, 9/1/2017		290,000	310,280
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	102,500
7.5%, 11/30/2016		100,000	102,500
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		25,000	25,313
SESI LLC, 144A, 6.375%, 5/1/2019		20,000	19,800
Southwestern Energy Co., 7.5%, 2/1/2018		25,000	28,438
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	49,750
8.625%, 2/1/2017		10,000	10,300
Valero Energy Corp., 9.375%, 3/15/2019		40,000	51,091
Venoco, Inc., 144A, 8.875%, 2/15/2019		50,000	50,000
Williams Partners LP:
5.25%, 3/15/2020		60,000	63,168
7.25%, 2/1/2017		215,000	253,481
Xinergy Corp., 144A, 9.25%, 5/15/2019		30,000	30,300

			4,790,078
Financials 3.4%
Abbey National Treasury Services PLC:
144A, 3.875%, 11/10/2014		390,000	397,157
4.0%, 4/27/2016		255,000	253,040
AgriBank FCB, 9.125%, 7/15/2019		250,000	310,770
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		45,000	41,850
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		45,000	44,700
7.0%, 2/1/2012		95,000	96,805
8.0%, 3/15/2020		50,000	53,125
8.3%, 2/12/2015		20,000	22,350
American Express Co., 7.0%, 3/19/2018		80,000	94,147
American International Group, Inc.:
3.65%, 1/15/2014		200,000	203,818
5.05%, 10/1/2015		220,000	229,629
Series MP, 5.45%, 5/18/2017		145,000	151,440
Series G, 5.6%, 10/18/2016		125,000	130,872
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	21,500
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	31,460
Asian Development Bank, 5.82%, 6/16/2028		80,000	91,203
Bank of America Corp.:
5.75%, 12/1/2017		370,000	393,412
6.0%, 9/1/2017		150,000	161,406
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		60,000	63,749
BB&T Corp., 5.25%, 11/1/2019		200,000	210,755
Bear Stearns Companies LLC, 7.25%, 2/1/2018		60,000	71,249
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040		60,000	62,332
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		60,000	67,684
Blackstone Holdings Finance Co., LLC, 144A, 6.625%, 8/15/2019		270,000	290,423
Boston Properties LP, (REIT), 4.125%, 5/15/2021		45,000	42,982
BP Capital Markets PLC:
3.125%, 10/1/2015		285,000	292,608
3.2%, 3/11/2016		300,000	305,130
4.5%, 10/1/2020		120,000	122,375
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		25,000	25,125
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	48,600
Capital One Financial Corp., 5.5%, 6/1/2015		60,000	65,630
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	27,063
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		60,000	74,027
CIT Group, Inc.:
144A, 7.0%, 5/4/2015		225,000	225,281
144A, 7.0%, 5/2/2017		110,000	109,725
Citigroup, Inc.:
5.125%, 5/5/2014		100,000	107,184
6.0%, 10/31/2033		60,000	57,382
CNOOC Finance 2011 Ltd., 144A, 4.25%, 1/26/2021		400,000	392,267
Council of Europe Development Bank, 2.75%, 2/10/2015		80,000	83,669
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		25,000	23,625
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		80,000	86,268
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		100,000	117,991
Diageo Capital PLC, 5.75%, 10/23/2017		60,000	68,782
Discover Financial Services, 10.25%, 7/15/2019		432,000	558,208
Duke Realty LP, (REIT), 7.375%, 2/15/2015		40,000	45,592
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		35,000	38,238
E*TRADE Financial Corp.:
6.75%, 6/1/2016		55,000	53,900
12.5%, 11/30/2017 (PIK)		21,000	24,570
EDP Finance BV, 144A, 4.9%, 10/1/2019		195,000	167,061
Erac USA Finance Co., 144A, 4.5%, 8/16/2021		215,000	213,700
Felcor Lodging LP, 144A, (REIT), 6.75%, 6/1/2019		35,000	33,600
Fifth Third Bancorp., 3.625%, 1/25/2016		200,000	201,737
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		290,000	294,352
9.875%, 8/10/2011		120,000	120,759
FUEL Trust:
144A, 3.984%, 6/15/2016		200,000	198,375
144A, 4.207%, 4/15/2016		375,000	376,430
General Electric Capital Corp.:
4.375%, 9/16/2020		505,000	499,212
4.8%, 5/1/2013		180,000	191,137
Series A, 5.625%, 5/1/2018		180,000	196,869
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		25,000	23,500
GlaxoSmithKline Capital, Inc, 5.65%, 5/15/2018		60,000	68,438
Harley-Davidson Funding Corp., 144A, 6.8%, 6/15/2018		270,000	305,152
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		120,000	112,994
HCP, Inc., (REIT), 3.75%, 2/1/2016		340,000	345,754
Hexion US Finance Corp., 8.875%, 2/1/2018		380,000	395,200
Highmark, Inc., 144A, 6.125%, 5/15/2041		75,000	74,164
HSBC Bank Brasil SA, 144A, 4.0%, 5/11/2016		390,000	393,900
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		300,000	307,804
Inter-American Development Bank, 3.875%, 9/17/2019		60,000	64,018
International Lease Finance Corp.:
5.75%, 5/15/2016		10,000	9,847
6.25%, 5/15/2019		25,000	24,427
144A, 6.5%, 9/1/2014		465,000	492,900
8.625%, 9/15/2015		20,000	21,675
8.75%, 3/15/2017		85,000	92,969
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		60,000	63,819
JPMorgan Chase & Co.:
3.15%, 7/5/2016		230,000	231,407
3.4%, 6/24/2015		60,000	61,599
3.45%, 3/1/2016		230,000	234,286
4.95%, 3/25/2020		300,000	309,890
6.0%, 1/15/2018		60,000	66,729
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		25,000	25,125
Lloyds TSB Bank PLC, 6.375%, 1/21/2021		280,000	291,495
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		100,000	100,389
6.875%, 11/15/2018		60,000	65,814
MetLife, Inc., 5.7%, 6/15/2035		60,000	60,161
Metropolitan Life Global Funding I, 144A, 2.5%, 9/29/2015		325,000	324,641
Morgan Stanley:
3.8%, 4/29/2016		100,000	98,839
5.45%, 1/9/2017		60,000	63,451
Series F, 5.625%, 9/23/2019		575,000	590,036
6.0%, 5/13/2014		60,000	65,347
MPT Operating Partnership LP, 144A, (REIT), 6.875%, 5/1/2021		25,000	24,563
National Money Mart Co., 10.375%, 12/15/2016		65,000	71,337
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		60,000	65,232
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		261,000	323,820
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		15,000	14,775
NextEra Energy Capital Holdings, Inc., 4.5%, 6/1/2021		200,000	196,889
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018		10,000	10,500
NII Capital Corp., 7.625%, 4/1/2021		30,000	31,350
Nordic Investment Bank:
Series D, 2.375%, 12/15/2011		80,000	80,746
5.0%, 2/1/2017		80,000	91,419
Nuveen Investments, Inc.:
10.5%, 11/15/2015		75,000	76,687
144A, 10.5%, 11/15/2015		45,000	45,563
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		25,000	24,656
Petrobras International Finance Co., 3.875%, 1/27/2016		120,000	122,198
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		60,000	62,250
PNC Funding Corp., 6.7%, 6/10/2019		60,000	70,697
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		60,000	65,231
5.625%, 5/12/2041		225,000	208,087
QBE Capital Funding III Ltd., 144A, 7.25%, 5/24/2041		205,000	205,692
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		100,000	99,250
144A, 8.75%, 5/15/2018		100,000	98,250
144A, 9.0%, 4/15/2019		100,000	98,750
Rio Tinto Finance (USA) Ltd.:
6.5%, 7/15/2018		575,000	671,547
9.0%, 5/1/2019		40,000	53,002
Santander Holdings USA, Inc., 4.625%, 4/19/2016		235,000	236,167
Shell International Finance BV:
3.1%, 6/28/2015		235,000	245,598
4.375%, 3/25/2020		60,000	63,047
Susser Holdings LLC, 8.5%, 5/15/2016		15,000	15,788
Telecom Italia Capital SA:
5.25%, 11/15/2013		80,000	83,982
5.25%, 10/1/2015		240,000	249,510
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015		120,000	122,192
5.95%, 1/18/2018		280,000	301,804
6.25%, 2/1/2041		35,000	35,286
6.75%, 10/1/2037		150,000	149,997
Tropicana Entertainment LLC, 9.625%, 12/15/2014 *		105,000	53
Vale Overseas Ltd., 6.875%, 11/21/2036		60,000	65,147
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		100,000	113,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		195,000	213,769
WEA Finance LLC, 144A, 6.75%, 9/2/2019		260,000	294,838
Wells Fargo & Co.:
4.6%, 4/1/2021		255,000	256,416
5.625%, 12/11/2017		100,000	110,460
Willis Group Holdings PLC, 5.75%, 3/15/2021		180,000	183,628

			19,923,273
Health Care 0.3%
Abbott Laboratories, 5.875%, 5/15/2016		60,000	69,871
Aetna, Inc., 6.5%, 9/15/2018		40,000	46,688
Agilent Technologies, Inc., 6.5%, 11/1/2017		235,000	270,661
Amgen, Inc., 4.5%, 3/15/2020		200,000	206,262
AstraZeneca PLC, 5.4%, 9/15/2012		60,000	63,485
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		20,000	20,450
Boston Scientific Corp., 6.0%, 1/15/2020		430,000	465,497
Community Health Systems, Inc., 8.875%, 7/15/2015		40,000	41,200
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		50,000	51,875
HCA, Inc.:
8.5%, 4/15/2019		105,000	116,025
9.25%, 11/15/2016		200,000	212,250
9.625%, 11/15/2016 (PIK)		68,000	72,335
Merck & Co., Inc., 4.0%, 6/30/2015		60,000	64,939
STHI Holding Corp., 144A, 8.0%, 3/15/2018		30,000	30,450
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		20,000	20,650
WellPoint, Inc., 5.25%, 1/15/2016		60,000	66,914
Wyeth, 5.95%, 4/1/2037		60,000	64,388

			1,883,940
Industrials 0.4%
Actuant Corp., 6.875%, 6/15/2017		25,000	25,563
American Airlines, Inc., 144A, 7.5%, 3/15/2016		40,000	39,200
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		15,000	15,825
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,581
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		10,000	10,175
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		50,000	49,500
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		30,000	29,700
BE Aerospace, Inc., 8.5%, 7/1/2018		70,000	76,387
Belden, Inc., 7.0%, 3/15/2017		30,000	30,750
Boart Longyear Management Pty, 144A, 7.0%, 4/1/2021		15,000	15,338
Bombardier, Inc., 144A, 7.75%, 3/15/2020		30,000	33,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		15,000	15,900
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		60,000	68,034
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		55,000	55,137
Cenveo Corp.:
8.875%, 2/1/2018		50,000	48,500
144A, 10.5%, 8/15/2016		35,000	34,387
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		100,000	90,250
Corrections Corp. of America, 7.75%, 6/1/2017		10,000	10,888
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		9,000	9,596
Deluxe Corp., 144A, 7.0%, 3/15/2019		15,000	14,850
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	152,667
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		20,000	20,650
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	31,725
H&E Equipment Services, Inc., 8.375%, 7/15/2016		55,000	56,237
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		15,000	15,375
144A, 7.125%, 3/15/2021		10,000	10,350
Interline Brands, Inc., 7.0%, 11/15/2018		25,000	25,313
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		60,000	65,100
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	69,712
Lockheed Martin Corp., 4.25%, 11/15/2019		120,000	123,137
Meritor, Inc., 10.625%, 3/15/2018		30,000	33,675
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		65,000	62,400
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		25,000	25,188
Nortek, Inc., 144A, 8.5%, 4/15/2021		65,000	60,125
Northrop Grumman Corp., 5.05%, 11/15/2040		100,000	94,503
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	10,725
8.5%, 3/1/2020		10,000	10,825
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,776
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		25,000	23,688
13.125%, 7/15/2014		40,000	42,000
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	241,850
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		60,000	63,375
Sitel LLC, 11.5%, 4/1/2018		50,000	45,750
Spirit Aerosystems, Inc.:
6.75%, 12/15/2020		15,000	15,225
7.5%, 10/1/2017		20,000	21,050
TransDigm, Inc., 144A, 7.75%, 12/15/2018		30,000	31,500
Tutor Perini Corp., 7.625%, 11/1/2018		25,000	24,000
United Parcel Service, Inc., 4.875%, 11/15/2040		100,000	95,723
USG Corp., 144A, 9.75%, 8/1/2014		20,000	21,200

			2,230,155
Information Technology 0.4%
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		800,000	873,065
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		45,000	40,500
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		15,000	15,075
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		10,000	9,625
7.375%, 5/1/2018		20,000	20,325
Amphenol Corp., 4.75%, 11/15/2014		305,000	332,312
Aspect Software, Inc., 10.625%, 5/15/2017		30,000	32,250
Avaya, Inc., 144A, 7.0%, 4/1/2019		70,000	67,725
CDW LLC:
144A, 8.5%, 4/1/2019		50,000	49,000
11.0%, 10/12/2015		4,000	4,210
CommScope, Inc., 144A, 8.25%, 1/15/2019		40,000	41,200
eAccess Ltd., 144A, 8.25%, 4/1/2018		30,000	29,925
Equinix, Inc., 8.125%, 3/1/2018		75,000	81,656
First Data Corp.:
144A, 7.375%, 6/15/2019		15,000	15,113
144A, 8.25%, 1/15/2021		75,000	73,500
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	102,362
Hewlett-Packard Co., 5.5%, 3/1/2018		60,000	67,099
International Business Machines Corp., 4.75%, 11/29/2012		80,000	84,556
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	11,075
MasTec, Inc., 7.625%, 2/1/2017		50,000	50,875
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		20,000	19,750
Oracle Corp., 144A, 5.375%, 7/15/2040		100,000	101,118
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		20,000	18,900
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		25,000	25,000
Seagate Technology International, 144A, 10.0%, 5/1/2014		290,000	336,400
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		25,000	24,938
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		10,000	10,000
10.25%, 8/15/2015		135,000	139,725

			2,677,279
Materials 0.9%
Airgas, Inc., 7.125%, 10/1/2018		415,000	448,200
Alcoa, Inc., 6.15%, 8/15/2020		250,000	264,846
Aleris International, Inc., 144A, 7.625%, 2/15/2018		20,000	19,950
Appleton Papers, Inc., 11.25%, 12/15/2015		20,000	20,200
Ball Corp.:
7.125%, 9/1/2016		10,000	10,900
7.375%, 9/1/2019		10,000	10,925
Berry Plastics Corp.:
9.5%, 5/15/2018		30,000	29,775
9.75%, 1/15/2021		40,000	38,700
Boise Paper Holdings LLC, 8.0%, 4/1/2020		15,000	15,750
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		21,117	21,117
Celanese US Holdings LLC, 5.875%, 6/15/2021		15,000	15,338
CF Industries, Inc.:
6.875%, 5/1/2018		390,000	442,162
7.125%, 5/1/2020		130,000	151,287
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	353,348
Clearwater Paper Corp., 7.125%, 11/1/2018		30,000	30,750
Clondalkin Acquisition BV, 144A, 2.247% **, 12/15/2013		75,000	71,625
Crown Americas LLC:
144A, 6.25%, 2/1/2021		10,000	10,100
7.625%, 5/15/2017		10,000	10,713
Domtar Corp., 10.75%, 6/1/2017		205,000	266,756
Dow Chemical Co., 5.7%, 5/15/2018		40,000	44,325
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		60,000	67,820
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	120,300
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		20,000	19,850
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		10,000	10,200
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		85,000	86,626
144A, 7.125%, 1/15/2017		35,000	36,899
Graham Packaging Co., LP, 8.25%, 10/1/2018		10,000	11,125
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	71,175
Huntsman International LLC, 8.625%, 3/15/2021		80,000	87,000
International Paper Co., 7.95%, 6/15/2018		675,000	803,718
JMC Steel Group, 144A, 8.25%, 3/15/2018		30,000	30,450
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		30,000	30,150
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	111,250
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		110,000	112,200
Nalco Co., 144A, 6.625%, 1/15/2019		20,000	20,500
NewMarket Corp., 7.125%, 12/15/2016		80,000	83,400
Novelis, Inc.:
8.375%, 12/15/2017		65,000	69,387
8.75%, 12/15/2020		35,000	37,800
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	92,437
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		40,000	40,600
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		10,000	10,550
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		25,000	25,063
PPG Industries, Inc., 1.9%, 1/15/2016		100,000	97,372
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		25,000	26,625
Rohm & Haas Co., 6.0%, 9/15/2017		520,000	591,247
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	31,650
Solo Cup Co., 10.5%, 11/1/2013		70,000	72,800
United States Steel Corp., 7.375%, 4/1/2020		40,000	41,100
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		10,000	8,900
Viskase Companies, Inc.144A, 9.875%, 1/15/2018		80,000	83,401
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		70,071	33,809

			5,242,171
Telecommunication Services 0.8%
AT&T, Inc.:
4.95%, 1/15/2013		60,000	63,601
5.5%, 2/1/2018		60,000	66,920
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		10,000	10,400
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		25,000	25,125
8.375%, 10/15/2020		85,000	84,787
8.75%, 3/15/2018		95,000	90,250
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		10,000	10,713
Cricket Communications, Inc.:
7.75%, 10/15/2020		450,000	441,000
10.0%, 7/15/2015		70,000	75,425
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		460,000	501,915
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	112,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	415,000
ERC Ireland Preferred Equity Ltd., 144A, 8.42% **, 2/15/2017 (PIK)	EUR	67,274	488
Frontier Communications Corp.:
6.25%, 1/15/2013		32,000	33,400
7.875%, 4/15/2015		10,000	10,850
8.25%, 4/15/2017		35,000	38,063
8.5%, 4/15/2020		45,000	49,050
8.75%, 4/15/2022		10,000	10,900
Intelsat Jackson Holdings SA:
144A, 7.5%, 4/1/2021		75,000	74,531
8.5%, 11/1/2019		55,000	58,300
11.25%, 6/15/2016		30,000	31,800
Intelsat Luxembourg SA:
11.25%, 2/4/2017		135,000	144,956
11.5%, 2/4/2017 (PIK)		144,375	155,203
144A, 11.5%, 2/4/2017 (PIK)		40,000	43,000
iPCS, Inc., 2.398% **, 5/1/2013		15,000	14,663
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		60,000	59,400
7.875%, 9/1/2018		35,000	37,056
Qwest Communications International, Inc.:
7.125%, 4/1/2018		30,000	32,213
8.0%, 10/1/2015		370,000	402,375
Qwest Corp.:
7.25%, 9/15/2025		235,000	243,225
7.5%, 6/15/2023		290,000	290,362
8.375%, 5/1/2016		218,000	257,240
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	385,725
Telesat Canada, 11.0%, 11/1/2015		110,000	120,312
Telstra Corp., Ltd., 144A, 4.8%, 10/12/2021		340,000	341,125
Verizon Communications, Inc., 7.75%, 12/1/2030		40,000	49,990
Vodafone Group PLC, 6.15%, 2/27/2037		60,000	64,381
West Corp.:
144A, 7.875%, 1/15/2019		25,000	24,250
144A, 8.625%, 10/1/2018		10,000	10,100
Windstream Corp.:
7.0%, 3/15/2019		40,000	40,400
7.5%, 4/1/2023		30,000	30,000
7.75%, 10/15/2020		15,000	15,713
7.875%, 11/1/2017		65,000	68,981

			5,035,188
Utilities 0.6%
AES Corp., 8.0%, 6/1/2020		40,000	42,600
Ameren Corp., 8.875%, 5/15/2014		145,000	167,986
Appalachian Power Co., Series L, 5.8%, 10/1/2035		300,000	301,174
Calpine Corp., 144A, 7.5%, 2/15/2021		40,000	40,800
DTE Energy Co., 7.625%, 5/15/2014		170,000	196,226
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		100,000	101,191
Edison Mission Energy, 7.0%, 5/15/2017		140,000	113,400
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	50,000
Ferrellgas LP, 144A, 6.5%, 5/1/2021		10,000	9,450
Florida Gas Transmission Co., 144A, 5.45%, 7/15/2020		305,000	326,085
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	38,798
Korea Gas Corp., 144A, 4.25%, 11/2/2020		100,000	95,119
NRG Energy, Inc.:
7.375%, 1/15/2017		95,000	99,512
144A, 7.625%, 1/15/2018		20,000	20,050
Oncor Electric Delivery Co., 5.25%, 9/30/2040		100,000	95,690
Pacific Gas & Electric Co.:
3.5%, 10/1/2020		200,000	190,131
6.05%, 3/1/2034		205,000	216,767
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	366,825
San Diego Gas & Electric Co., 6.0%, 6/1/2026		100,000	112,574
SCANA Corp., 4.75%, 5/15/2021		200,000	200,644
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016		205,000	234,425
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	104,500
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		25,000	15,125
Western Power Distribution Holdings Ltd., 144A, 7.25%, 12/15/2017		170,000	197,256

			3,336,328

Total Corporate Bonds (Cost $52,207,981)			53,393,573
Asset-Backed 0.6%
Automobile Receivables 0.2%
Ally Master Owner Trust:
"A", Series 2010-4, 1.257% **, 8/15/2017		300,000	304,193
"A", Series 2010-2, 144A, 4.25%, 4/15/2017		200,000	214,927
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		50,000	51,658
CPS Auto Trust:
"A", Series 2011-A, 144A, 2.82%, 4/16/2018		253,734	254,001
"A", Series 2010-A, 144A, 2.89%, 3/15/2016		308,574	309,463
Navistar Financial Corp. Owner Trust, "B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	102,774

			1,237,016
Credit Card Receivables 0.3%
Capital One Multi-Asset Execution Trust, "B1", Series 2006-B1, 0.467% **, 1/15/2019		390,000	379,008
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		110,000	121,511
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016		250,000	268,185
World Financial Network Credit Card Master Trust:
“M”, Series 2006-A, 144A, 0.397% **, 2/15/2017		150,000	145,505
"A", Series 2010-A, 3.96%, 4/15/2019		260,000	275,007
"A", Series 2009-D, 4.66%, 5/15/2017		166,000	177,144
"M", Series 2010-A, 5.2%, 4/15/2019		260,000	276,846

			1,643,206
Home Equity Loans 0.0%
Credit-Based Asset Servicing & Securitization LLC, "AF3", Series 2005-CB4, 5.334%, 8/25/2035		175,000	177,101
Manufactured Housing Receivables 0.1%
Mid-State Trust, "M", Series 2010-1, 144A, 5.25%, 12/15/2045		310,920	308,935
Miscellaneous 0.0%
Tax Liens Securitization Trust, "1A2", Series 2010-1A, 144A, 2.0%, 4/15/2018		201,624	202,067

Total Asset-Backed (Cost $3,499,054)			3,568,325
Mortgage-Backed Securities Pass-Throughs 5.1%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 3/1/2025 until 8/1/2040 (e)		2,000,000	1,973,203
4.0%, with various maturities from 10/1/2039 until 12/1/2040 (e)		885,770	885,557
4.5%, with various maturities from 11/1/2018 until 2/1/2041 (e)		1,576,987	1,661,488
5.0%, 11/1/2036 (e)		2,000,000	2,121,562
5.079% **, 6/1/2038		654,109	685,399
5.5%, 10/1/2023		359,530	391,579
6.0%, with various maturities from 1/1/2038 until 3/1/2038		392,370	431,468
6.5%, with various maturities from 1/1/2035 until 8/1/2038		850,342	965,361
Federal National Mortgage Association:
3.159% **, 6/1/2041		290,000	299,809
3.17% **, 6/1/2041		385,000	398,167
4.0%, with various maturities from 3/1/2024 until 12/1/2040 (e)		3,037,375	3,091,930
4.5%, with various maturities from 6/1/2029 until 11/1/2040 (e)		2,846,999	2,956,106
5.0%, with various maturities from 7/1/2019 until 7/1/2036 (e)		1,598,097	1,704,921
5.5%, with various maturities from 1/1/2020 until 3/1/2035 (e)		4,545,629	4,921,553
6.0%, with various maturities from 4/1/2024 until 4/1/2039		2,532,874	2,793,629
6.5%, with various maturities from 5/1/2023 until 10/1/2038		969,629	1,093,071
7.0%, 3/1/2037		315,544	357,946
Government National Mortgage Association:
5.0%, 4/1/2038 (e)		2,500,000	2,707,812
5.5%, 12/15/2039		545,015	601,688

Total Mortgage-Backed Securities Pass-Throughs (Cost $29,560,455)			30,042,249
Commercial Mortgage-Backed Securities 1.5%
Bear Stearns Commercial Mortgage Securities, Inc.:
"AM", Series 2006-PW13, 5.582%, 9/11/2041		150,000	152,299
"A4", Series 2007-PW17, 5.694%, 6/11/2050		225,000	244,367
"AM", Series 2007-PW17, 5.915%, 6/11/2050		275,000	273,503
Citigroup Commercial Mortgage Trust:
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	129,133
"A4", Series 2007-C6, 5.698% **, 12/10/2049		100,000	109,181
"AM", Series 2007-C6, 5.698% **, 12/10/2049		340,000	331,978
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	469,048
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	131,811
Extended Stay America Trust, "B", Series 2010-ESHA, 144A, 4.221%, 11/5/2027		200,000	202,402
FHLMC Multifamily Structured Pass-Through Securities, "A2", Series KAIV, 3.989%, 6/25/2046		280,000	280,942
GE Capital Commercial Mortgage Corp., "C", Series 2001-1, 6.971%, 5/15/2033		55,398	55,346
Greenwich Capital Commercial Funding Corp.:
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		300,000	317,753
"A4", Series 2007-GG11, 5.736%, 12/10/2049		500,000	536,525
"AM", Series 2006-GG7, 5.881% **, 7/10/2038		275,000	282,559
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2010-CNTR, 144A, 4.311%, 8/5/2032		340,000	329,614
"B", Series 2010-C2, 144A, 5.075%, 11/15/2043		250,000	247,634
"ASB", Series 2007-CB20, 5.688%, 2/12/2051		350,000	372,420
"ASB", Series 2007-CB19, 5.724% **, 2/12/2049		1,280,000	1,375,208
"A4", Series 2007-CB20, 5.794%, 2/12/2051		390,000	423,357
"A4", Series 2007-LD11, 5.817% **, 6/15/2049		310,000	334,334
"ASB", Series 2007-LD12, 5.833%, 2/15/2051		230,000	248,999
"AM", Series 2006-LDP7, 5.88% **, 4/15/2045		280,000	290,119
"A4", Series 2007-LD12, 5.882%, 2/15/2051		500,000	543,649
Merrill Lynch Mortgage Trust, "A4", Series 2004-KEY2, 4.864%, 8/12/2039		220,000	234,901
Morgan Stanley Capital I, "C", Series 2003-IQ5, 5.329% **, 4/15/2038		200,000	205,739
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C12, 5.316% **, 7/15/2041		430,000	463,674
"AM", Series 2006-C29, 5.339%, 11/15/2048		230,000	227,117
"APB", Series 2007-C32, 5.743% **, 6/15/2049		258,000	275,328

Total Commercial Mortgage-Backed Securities (Cost $8,400,446)			9,088,940
Collateralized Mortgage Obligations 5.4%
Arkle Master Issuer PLC, "1A1", Series 2010-2A, 144A, 1.661% **, 5/17/2060		510,000	510,330
Arran Residential Mortgages Funding PLC, "A2C", Series 2011-1A, 144A, 1.787% **, 11/19/2047		290,000	290,215
BCAP LLC Trust:
"A1", Series 2009-RR2, 144A, 5.149% **, 1/21/2038		815,373	804,451
"3A1", Series 2009-RR4, 144A, 5.239% **, 4/26/2037		311,201	305,723
"2A1", Series 2009-RR4, 144A, 5.774% **, 7/26/2036		148,002	144,794
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.582% **, 8/25/2047		835,932	685,124
"22A1", Series 2007-4, 5.762% **, 6/25/2047		684,207	544,848
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.243% **, 12/25/2035		612,362	558,674
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.436% **, 7/25/2036		227,568	207,734
"7A1", Series 2009-5, 144A, 0.536% **, 7/25/2036		349,339	332,636
"11A1", Series 2009-6, 144A, 0.536% **, 5/25/2037		251,636	219,303
"4A1", Series 2009-6, 144A, 5.271% **, 4/25/2037		304,431	294,751
"1A1", Series 2009-5, 144A, 5.477% **, 6/25/2037		181,341	184,535
Countrywide Alternative Loan Trust, "A6", Series 2004-14T2, 5.5%, 8/25/2034		212,578	213,058
Credit Suisse Mortgage Capital Certificates:
"25A1", Series 2009-3R, 144A, 2.813% **, 7/27/2036		532,526	519,187
"28A1", Series 2009-3R, 144A, 4.965% **, 8/27/2037		158,182	155,282
"24A1", Series 2009-12R, 144A, 5.159% **, 10/27/2036		263,200	263,011
"30A1", Series 2009-3R, 144A, 5.571% **, 7/27/2037		449,145	449,815
"15A1", Series 2009-12R, 144A, 6.0%, 5/27/2036		231,760	238,899
"6A1", Series 2009-12R, 144A, 6.0%, 5/27/2037		274,484	282,638
Federal Home Loan Mortgage Corp.:
"LV", Series 3793, 4.0%, 11/15/2023		219,337	224,809
"BD", Series 3738, 4.0%, 10/15/2030		290,000	276,855
"AB", Series 3864, 4.0%, 6/15/2039		480,003	506,655
"PC", Series 3715, 4.5%, 8/15/2040		310,000	317,136
"NE", Series 2750, 5.0%, 4/15/2032		610,000	650,038
"GD", Series 2759, 5.0%, 7/15/2032		250,000	268,990
"YG", Series 2772, 5.0%, 7/15/2032		520,000	563,928
"LG", Series 2762, 5.0%, 9/15/2032		190,000	205,981
"PD", Series 2754, 5.0%, 11/15/2032		295,000	319,813
"EG", Series 2836, 5.0%, 12/15/2032		542,000	580,782
"NE", Series 2802, 5.0%, 2/15/2033		880,000	958,787
"JE", Series 2931, 5.0%, 3/15/2033		285,000	310,212
"PE", Series 2898, 5.0%, 5/15/2033		300,000	326,439
"PE", Series 2864, 5.0%, 6/15/2033		505,000	549,026
"BG", Series 2869, 5.0%, 7/15/2033		315,000	341,391
"CG", Series 2888, 5.0%, 8/15/2033		320,000	347,859
"JG", Series 2937, 5.0%, 8/15/2033		200,000	216,647
"ND", Series 3036, 5.0%, 5/15/2034		695,000	762,358
"VG", Series 3659, 5.0%, 9/15/2034		305,000	334,861
"ML", Series 3755, 5.5%, 6/15/2029		241,704	266,124
"PH", Series 2532, 5.5%, 12/15/2032		420,000	470,226
"PD", Series 2904, 5.5%, 3/15/2033		425,000	465,592
"XD", Series 2966, 5.5%, 9/15/2033		1,305,000	1,421,866
"GA", Series 3523, 5.5%, 11/15/2035		248,383	272,815
"OD", Series 3162, 6.0%, 6/15/2035		285,000	317,585
Federal National Mortgage Association:
"VA", Series 2011-34, 4.0%, 6/25/2022		216,045	228,610
"PA", Series 2011-35, 4.0%, 2/25/2039		514,850	540,679
"JQ", Series 2011-27, 4.0%, 9/25/2039		529,963	549,141
"PD", Series 2011-2, 4.0%, 12/25/2039		410,000	403,896
"PL", Series 2011-2, 4.0%, 2/25/2041		220,000	204,282
"WD", Series 2003-106, 4.5%, 9/25/2020		186,953	191,024
"KB", Series 2011-49, 4.5%, 7/25/2039		530,000	565,976
"LP", Series 2011-37, 4.5%, 11/25/2039		501,532	542,681
"LC", Series 2009-85, 4.5%, 10/25/2049		210,000	223,186
"ME", Series 2005-14, 5.0%, 10/25/2033		600,000	652,012
"ND", Series 2005-101, 5.0%, 6/25/2034		260,000	283,572
"PC", Series 2009-86, 5.0%, 3/25/2037		910,000	990,882
"BD", Series 2010-56, 5.0%, 12/25/2038		350,000	380,281
Fosse Master Issuer PLC, "A2", Series 2011-1A, 144A, 1.619% **, 10/18/2054		240,000	239,672
GMAC Mortgage Corp. Loan Trust, "4A1", Series 2005-AR6, 5.277% **, 11/19/2035		664,408	616,357
Government National Mortgage Association, "VE", Series 2011-45, 4.5%, 4/20/2022		343,845	370,862
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 3.214% **, 7/25/2035		233,115	224,550
Holmes Master Issuer PLC, "A2", Series 2010-1A, 144A, 1.678% **, 10/15/2054		170,000	170,292
Jefferies & Co., "1A1", Series 2009-R9, 144A, 5.565% **, 8/26/2046		330,441	330,205
JPMorgan Mortgage Trust:
"6A2", Series 2005-A8, 3.06% **, 11/25/2035		180,221	171,499
"2A1" Series 2006-A5, 4.11% **, 8/25/2036		616,369	467,227
"1A1", Series 2008-R2, 144A, 5.423% **, 7/27/2037		444,991	373,825
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 5.028% **, 1/26/2037		373,345	360,753
"A1", Series 2009-8, 144A, 5.113% **, 4/20/2036		317,828	317,348
"3A1", Series 2009-5, 144A, 5.672% **, 5/26/2037		240,990	240,322
"5A1", Series 2009-7, 144A, 6.0%, 2/27/2037		314,344	321,068
Permanent Master Issuer PLC:
"5A", Series 2006-1, 0.388% **, 7/15/2033		220,000	217,348
"1A", Series 2010-1A, 144A, 1.428% **, 7/15/2042		260,000	260,002
"1A1", Series 2011-1A, 144A, 1.669% **, 7/15/2042		275,000	275,665
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 5.028% **, 1/25/2037		816,334	615,294
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 2.756% **, 3/25/2036		2,239,843	1,902,619

Total Collateralized Mortgage Obligations (Cost $31,667,920)			31,712,913
Government & Agency Obligations 9.5%
Other Government Related (f) 0.2%
Citigroup Funding, Inc., FDIC Guaranteed, 2.0%, 3/30/2012		100,000	101,408
European Investment Bank, 1.5%, 5/15/2014		300,000	303,239
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		60,000	63,153
Private Export Funding Corp.:
2.25%, 12/15/2017		55,000	53,979
4.95%, 11/15/2015		200,000	225,709
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		180,000	184,500
Svensk Exportkredit AB, 3.25%, 9/16/2014		80,000	84,762

			1,016,750
Sovereign Bonds 2.9%
Export Development Canada, 1.25%, 10/27/2015		115,000	113,297
Federal Republic of Germany-Inflation Linked Bond, 2.25%, 4/15/2013	EUR	362,828	542,940
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	485,007	783,816
Government of France-Inflation Linked Bond:
1.0%, 7/25/2017	EUR	412,538	607,873
2.25%, 7/25/2020	EUR	1,407,852	2,230,852
3.15%, 7/25/2032	EUR	1,004,452	1,836,051
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	74,625,000	959,868
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	1,026,193
Province of Ontario, Canada:
2.3%, 5/10/2016		200,000	201,031
3.5%, 7/15/2013		60,000	63,316
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	279,355	395,992
Republic of Peru, 6.55%, 3/14/2037		60,000	66,930
Republic of Poland, 6.375%, 7/15/2019		80,000	91,400
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,092,645	1,958,291
1.875%, 11/22/2022	GBP	1,002,716	1,845,718
2.0%, 1/26/2035	GBP	396,000	1,104,032
2.5%, 8/16/2013	GBP	200,000	920,632
2.5%, 7/26/2016	GBP	200,000	1,059,813
2.5%, 4/16/2020	GBP	158,000	848,511
United Mexican States:
5.625%, 1/15/2017		200,000	227,300
5.875%, 2/17/2014		200,000	221,700

			17,105,556
US Government Sponsored Agencies 0.5%
Federal Farm Credit Bank, 2.125%, 6/18/2012		100,000	101,710
Federal Home Loan Bank:
1.125%, 5/18/2012		80,000	80,568
2.25%, 4/13/2012		120,000	121,825
5.0%, 11/17/2017		460,000	528,406
5.375%, 5/18/2016		60,000	69,594
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		100,000	99,980
1.375%, 2/25/2014		360,000	365,267
4.75%, 1/19/2016		100,000	112,670
4.875%, 6/13/2018		100,000	113,658
5.125%, 7/15/2012		60,000	63,042
5.125%, 11/17/2017		500,000	574,083
5.25%, 4/18/2016		120,000	138,209
5.75%, 1/15/2012		100,000	102,999
6.25%, 7/15/2032		60,000	73,992
Federal National Mortgage Association:
0.875%, 1/12/2012		120,000	120,392
1.5%, 6/26/2013		100,000	101,998
4.875%, 5/18/2012		100,000	103,734
6.625%, 11/15/2030		80,000	101,052
Tennessee Valley Authority, 5.5%, 6/15/2038		60,000	65,313

			3,038,492
US Treasury Obligations 5.9%
US Treasury Bonds:
4.25%, 11/15/2040		900,000	879,750
4.75%, 2/15/2041		4,327,000	4,599,467
6.125%, 8/15/2029		800,000	1,016,500
US Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		156,051	169,815
2.375%, 1/15/2025 (b)		1,479,196	1,700,151
3.625%, 4/15/2028 (b)		1,195,606	1,574,371
3.875%, 4/15/2029		410,343	562,266
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		398,827	439,769
2.375%, 1/15/2017		1,421,638	1,621,777
2.5%, 7/15/2016		890,744	1,019,345
3.0%, 7/15/2012		418,951	437,149
US Treasury Notes:
0.5%, 5/31/2013		2,949,000	2,952,111
0.625%, 12/31/2012		3,100,000	3,112,716
0.75%, 5/31/2012 (g)		100,000	100,484
0.75%, 6/15/2014		439,000	438,486
1.0%, 3/31/2012		2,800,000	2,817,164
1.5%, 6/30/2016		228,000	225,221
2.0%, 4/30/2016		575,000	583,717
2.125%, 5/31/2015		2,900,000	2,997,875
2.25%, 1/31/2015		2,600,000	2,705,422
2.375%, 5/31/2018		365,000	363,062
3.125%, 1/31/2017		200,000	212,062
3.125%, 5/15/2019		1,200,000	1,239,000
3.125%, 5/15/2021		3,341,000	3,331,612

			35,099,292

Total Government & Agency Obligations (Cost $53,800,006)			56,260,090
Municipal Bonds and Notes 0.8%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050 (h)		290,000	318,350
California, State Build America Bonds, 7.55%, 4/1/2039 (h)		100,000	115,404
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (h)		365,000	368,738
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Build America Bonds, Series A, 5.522%, 10/1/2044 (h)		345,000	340,467
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (h)		365,000	359,182
Hammond, IN, Redevelopment Authority Lease Rent Revenue, Hammond Marina Project, ETM, 5.57%, 2/1/2014, INS: NATL (h)		610,000	627,123
Illinois, State General Obligation:
5.365%, 3/1/2017 (h)		140,000	144,767
5.877%, 3/1/2019 (h)		350,000	361,182
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL (h)		100,000	112,056
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series A, 7.102%, 1/1/2041 (h)		345,000	404,271
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040 (h)		270,000	284,869
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.44%, 6/15/2043 (h)		185,000	185,274
Ohio, American Municipal Power, Inc., Combined Hydroelectric Projects, Build America Bonds, 7.834%, 2/15/2041 (h)		395,000	474,174
San Diego County, CA, Regional Transportation Commission Sales Tax Revenue, Build America Bonds, 5.911%, 4/1/2048 (h)		310,000	322,837
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040 (h)		370,000	370,917

Total Municipal Bonds and Notes (Cost $4,567,131)			4,789,611
Convertible Bond 0.0%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020 (Cost $30,000)		30,000	37,388
Preferred Securities 0.0%
Financials 0.0%
JPMorgan Chase Capital XX,, Series T, 6.55%, 9/29/2036		40,000	40,098
Wachovia Capital Trust III, 5.57% **, 8/15/2011 (i)		100,000	91,500

			131,598
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		10,000	8,450

Total Preferred Securities (Cost $133,622)			140,048

	Units	Value ($)
Other Investments 0.0%
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 8.0%
iShares JPMorgan USD Emerging Markets Bond Fund	80,249	8,772,821
iShares Russell 2000 Value Index Fund	161,290	11,840,299
SPDR Barclays Capital International Treasury Bond	142,583	8,807,352
Vanguard MSCI Emerging Markets Fund	367,923	17,888,416

Total Exchange-Traded Funds (Cost $36,896,403)		47,308,888
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.13% (j) (k) (Cost $21,616,610)	21,616,610	21,616,610
Cash Equivalents 7.0%
Central Cash Management Fund, 0.11% (j) (Cost $41,525,054)	41,525,054	41,525,054

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $575,702,005) †	105.4	623,423,856
Other Assets and Liabilities, Net	(5.4)	(31,985,212)

Net Assets	100.0	591,438,644

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP*	9.25%	8/1/2015	35,000	USD	32,944	5,950
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	40,000	USD	27,850	20
Tropicana Entertainment LLC*	9.625%	12/15/2014	105,000	USD	54,144	53
Wolverine Tube, Inc.*	15.0%	3/31/2012	70,071	USD	70,071	33,809
					185,009	39,832

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
These securities are shown at their current rate as of June 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $579,318,829.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $44,105,027.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $56,559,047 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,454,020.

(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $21,262,093 which is 3.6% of net assets.
(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d) Listed on the New York Stock Exchange.
(e) When-issued or delayed delivery security included.
(f) Government-backed debt issued by financial companies or government sponsored enterprises.
(g) At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures.
(h) Taxable issue.
(i) Date shown is call date; not a maturity date for the perpetual preferred securities.
(j) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(k) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FDIC: Federal Deposit Insurance Corp.
INS: Insured
MSCI: Morgan Stanley Capital International
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	14	1,592,522	(3,609)
10 Year Canadian Government Bond	CAD	9/21/2011	89	11,441,868	(83,053)
10 Year Japan Government Bond	JPY	9/8/2011	21	36,790,758	18,260
5 Year US Treasury Note	USD	9/30/2011	42	5,006,203	13,237
Euro Stoxx 50 Index	EUR	9/16/2011	14	578,204	9,092
NIKKEI 225 Index	USD	9/8/2011	3	148,500	4,950
S&P 500 E-Mini Index	USD	9/16/2011	32	2,104,800	60,797

Total net unrealized appreciation	19,674

At June 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	9/21/2011	315	38,533,359	(155,492)
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	79	14,375,218	(42,388)
Total unrealized depreciation					(197,880)

At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	79,226	EUR	55,000	7/11/2011	640	JPMorgan Chase Securities, Inc.
USD	4,814	EUR	3,400	7/11/2011	123	Citigroup, Inc.
USD	3,624,428	EUR	2,540,000	7/19/2011	56,941	UBS AG
USD	16,382,494	AUD	15,430,000	7/19/2011	125,858	UBS AG
USD	18,082,297	SEK	116,180,000	7/19/2011	264,724	UBS AG
USD	805,750	CAD	790,000	7/19/2011	12,967	UBS AG
USD	5,501,935	NZD	6,810,000	7/19/2011	132,681	UBS AG
Total unrealized appreciation					593,934

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	161,500	USD	232,580	7/11/2011	(1,936)	Citigroup, Inc.
USD	9,102,813	GBP	5,630,000	7/19/2011	(69,114)	UBS AG
USD	1,836,272	JPY	147,440,000	7/19/2011	(4,659)	UBS AG
NZD	18,750,000	USD	15,204,938	7/19/2011	(308,873)	UBS AG
CAD	11,010,000	USD	11,311,276	7/19/2011	(98,937)	UBS AG
CHF	23,080,000	USD	27,153,645	7/19/2011	(301,138)	UBS AG
JPY	383,720,000	USD	4,749,451	7/19/2011	(17,413)	UBS AG
NOK	24,950,000	USD	4,512,488	7/19/2011	(106,489)	UBS AG
AUD	7,470,000	USD	7,900,750	7/19/2011	(91,304)	UBS AG
EUR	2,710,000	USD	3,862,300	7/19/2011	(65,459)	UBS AG
Total unrealized depreciation					(1,065,322)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

At June 30, 2011, the DWS Lifecycle Long Range Fund had the following geographical diversification:

	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Warrants
United States	241,004,833	74.4%
Europe (excluding United Kingdom)	41,148,215	12.7%
Japan	11,112,623	3.4%
United Kingdom	9,329,686	2.9%
Pacific Basin	5,760,841	1.8%
Other	15,581,969	4.8%
Total	323,938,167	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(l)
Consumer Discretionary	$27,137,573	$6,617,148	$76	$33,754,797
Consumer Staples	22,005,881	6,850,977	—	28,856,858
Energy	33,773,992	4,529,612	—	38,303,604
Financials	30,142,354	12,010,321	—	42,152,675
Health Care	34,355,413	6,641,728	—	40,997,141
Industrials	28,790,419	9,501,520	—	38,291,939
Information Technology	47,806,055	6,958,614	—	54,764,669
Materials	13,936,086	3,287,642	—	17,223,728
Telecommunications Services	9,854,152	4,995,469	—	14,849,621
Utilities	10,603,392	4,139,743	—	14,743,135
Fixed Income Investments(l)
Corporate Bonds	—	53,387,623	5,950	53,393,573
Asset Backed	—	3,366,258	202,067	3,568,325
Mortgage-Backed Securities Pass- Throughs	—	30,042,249	—	30,042,249
Commercial Mortgage-Backed Securities	—	9,088,940	—	9,088,940
Collateralized Mortgage Obligations	—	31,712,913	—	31,712,913
Government & Agency Obligations	—	56,260,090	—	56,260,090
Municipal Bonds and Notes	—	4,789,611	—	4,789,611
Convertible Bond	—	37,388	—	37,388
Preferred Securities	—	140,048	—	140,048
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	47,308,888	—	—	47,308,888
Short-Term Investments(l)	63,141,664	—	—	63,141,664
Derivatives(m)	106,336	593,934	—	700,270
Total	$368,962,205	$254,951,828	$210,093	$624,124,126
Liabilities
Derivatives(m)	$(284,542)	$(1,065,322)	$—	$(1,349,864)
Total	$(284,542)	$(1,065,322)	$—	$(1,349,864)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments	Corporate Bonds	Asset-Backed	Other Investments	Total
Balance as of March 31, 2011	$76	$5,950	$286,319	$2,000	$294,345
Realized gains (loss)	—	—	58	—	58
Change in unrealized appreciation (depreciation)	0	(64)	(698)	0	(762)
Amortization premium/ discount	—	64	—	—	64
Purchases	—	—	—	—	—
Sales	—	—	(83,612)	—	(83,612)
Transfers into Level 3	—		—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of June 30, 2011	$76	$5,950	$202,067	$2,000	$210,093
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$0	$(64)	$(698)	$0	$(762)
Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$74,839	$—
Foreign Exchange Contracts	$—	$(471,388)
Interest Rate Contracts	$(253,045)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011